                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]

Pre-Effective Amendment    ------                           [ ]

Post-Effective Amendment   No. 2    (File No. 333-146374)   [X]

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment                  No. 3    (File No. 811-22127)    [X]

RIVERSOURCE VARIABLE SERIES TRUST
50606 Ameriprise Financial Center
Minneapolis, MN 55474

Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN  55474
(612) 671-1947

Approximate Date of Proposed Public Offering: May 1, 2008

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] on April 23, 2008 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Prospectus

                                                  (RIVERSOURCE INVESTMENTS LOGO)


DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS





PROSPECTUS APRIL 23, 2008



Disciplined Asset Allocation Portfolios - Conservative


Disciplined Asset Allocation Portfolios - Moderately Conservative


Disciplined Asset Allocation Portfolios - Moderate


Disciplined Asset Allocation Portfolios - Moderately Aggressive


Disciplined Asset Allocation Portfolios - Aggressive


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

THESE SECURITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR AN AFFILIATE OF ANY BANK, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), OR ANY OTHER AGENCY OF THE UNITED STATES, OR ANY BANK OR AN AFFILIATE OF ANY BANK; AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF VALUE.

 NOT FDIC INSURED - MAY LOSE VALUE - NO BANK GUARANTEE

TABLE OF CONTENTS


THE FUNDS...................................................   3P
Objectives..................................................   3p
Principal Investment Strategies.............................   3p
Principal Risks.............................................   5p
Past Performance............................................   8p
Management..................................................   8p
FEES AND EXPENSES...........................................  10P
OTHER INVESTMENT STRATEGIES AND RISKS.......................  11P
FUND MANAGEMENT AND COMPENSATION............................  12P
BUYING AND SELLING SHARES...................................  13P
Valuing Fund Shares.........................................  13p
Purchasing Shares...........................................  14p
Transferring/Selling Shares.................................  14p
Market Timing...............................................  14p
DISTRIBUTIONS AND TAXES.....................................  15P
APPENDIX A: UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND
  STRATEGIES................................................  16P
APPENDIX B: UNDERLYING FUNDS -- RISKS.......................  19P



RIVERSOURCE COMPLEX OF FUNDS



The RiverSource complex of funds includes funds branded "RiverSource Variable Portfolio," "RiverSource Partners Variable Portfolio," "Disciplined Asset Allocation" and "Threadneedle Variable Portfolio" (the "funds" or the "RiverSource Variable Portfolio Funds"). These funds have the same Board of Trustees, and the same policies and procedures including those set forth below under "Fund Management and Compensation," "Buying and Selling Shares," and "Distributions and Taxes." RiverSource Variable Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and variable annuity contracts offered by affiliated insurance companies. The RiverSource complex of funds also include mutual funds available for direct investment. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.


  2p   DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS

THE FUNDS

OBJECTIVES


The objective of each fund is a high level of total return that is consistent with an acceptable level of risk. The following paragraphs highlight the objectives and compare each fund's levels of risk and potential for return relative to one another.



    DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- CONSERVATIVE (CONSERVATIVE) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter term investment horizon.



    DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY CONSERVATIVE (MODERATELY CONSERVATIVE) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.



    DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATE (MODERATE) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.



    DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY AGGRESSIVE (MODERATELY AGGRESSIVE) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.



    DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- AGGRESSIVE (AGGRESSIVE) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer term investment horizon.


Because any investment involves risk, there is no assurance a Fund's objective can be achieved. Only shareholders can change the Fund's objective.


Conservative, Moderately Conservative, Moderate, Moderately Aggressive and Aggressive are singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds." The RiverSource funds in which the Funds invest are referred to as the underlying funds. Investments referred to above are made through investments in underlying funds.



PLEASE REMEMBER THAT YOU MAY NOT BUY (NOR WILL YOU OWN) SHARES OF A FUND DIRECTLY. YOU INVEST BY BUYING A VARIABLE ANNUITY CONTRACT OR LIFE INSURANCE POLICY AND ALLOCATING YOUR PURCHASE PAYMENTS TO THE VARIABLE SUBACCOUNT OR VARIABLE ACCOUNT (THE SUBACCOUNTS) THAT INVESTS IN THE FUND.


PRINCIPAL INVESTMENT STRATEGIES
The Funds are intended for investors who have an objective of achieving a high level of total return, but prefer to have investment decisions managed by professional money managers. Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying funds for which RiverSource Investments, LLC (RiverSource Investments or the investment manager) acts as investment manager or an affiliate acts as principal underwriter. RiverSource Investments is the investment manager for each of the Funds. By investing in several underlying funds, the Funds seek to minimize the risks inherent in investing in a single fund.


The investment management process for each Fund is similar: The investment manager will allocate each Fund's assets within and across different asset classes, potentially including an allocation to alternative investment strategies, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk. Each Fund's asset allocation is expected to be different based on its different risk profile, as discussed under "Objectives." After the initial allocation, the Fund's asset will be reallocated monthly using quantitative techniques, with a qualitative review, that seek to maximize the level of total return, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure between asset classes, as set forth in Table 1, and within asset classes, as set forth in Table 2.



ASSET CLASS ALLOCATION. The investment manager will manage each Fund's overall asset class mix: fixed income, equity, cash, and alternative investments. The target allocation range constraints set forth in Table 1 are intended to promote diversification between the asset classes, and are incorporated into the broader allocation process discussed above, in an effort to achieve the Fund's objective of providing a high level of total return that is consistent with an acceptable level of risk.


            DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    3p

                      TABLE 1. ASSET CLASS RANGES BY FUND



                                                                             ASSET CLASS
                                                     (TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS)*
---------------------------------------------------------------------------------------------------------------------------------
FUND                                         EQUITY       FIXED INCOME        CASH        ALTERNATIVE INVESTMENT STRATEGY
 Conservative                                 0-40%          20-99%           0-40%                    0-20%
 Moderately Conservative                     15-55%          15-85%           0-30%                    0-20%
 Moderate                                    30-70%          10-70%           0-20%                    0-20%
 Moderately Aggressive                       45-85%           5-55%           0-20%                    0-20%
 Aggressive                                  60-99%           0-40%           0-20%                    0-20%



  * Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.



INVESTMENT CATEGORY ALLOCATION. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the Funds, seeking to achieve each Fund's objective by investing in defined investment categories. Fixed income investment categories include: treasury inflation protected securities (TIPS), U.S. investment grade bonds, high yield bonds, international bonds and emerging markets bonds. The investment manager also may allocate assets to money market (cash) or alternative investment strategy funds. Equity investment categories include: U.S. large cap value/equities, U.S. small and mid cap equities and international equities. The target allocation range constraints set forth in Table 2 are intended to promote diversification within the asset classes. The quantitative model takes into account factors such as style, sector, market capitalization, geographic location, credit quality, interest rate risk, and yield potential. Proposed allocation shifts are reviewed and approved by the investment manager as part of its qualitative review as necessary.


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


                  TABLE 2. INVESTMENT CATEGORY RANGES BY FUND


 ASSET CLASS
(TARGET RANGES
 SET FORTH IN
   TABLE 1)     INVESTMENT CATEGORY   ELIGIBLE UNDERLYING FUND*
 EQUITY         U.S. Large Cap        RiverSource Diversified Equity
                Value/ Equities       Income Fund
                                      RiverSource Disciplined Equity
                                      Fund
                                      RiverSource Disciplined Large
                                      Cap Growth Fund
                U.S. Small/Mid Cap    RiverSource Disciplined Small
                Equities              and Mid Cap Equity Fund
                International         RiverSource Disciplined
                Equities              International Equity Fund
 FIXED INCOME   TIPS                  RiverSource Inflation
                                      Protected Securities Fund
                U.S. Investment       RiverSource Diversified Bond
                Grade Bonds           Fund
                High Yield Bonds      RiverSource High Yield Bond
                                      Fund
                International Bonds   RiverSource Global Bond Fund
                Emerging Markets      RiverSource Emerging Markets
                Bonds                 Bond Fund
 CASH           Cash                  RiverSource Cash Management
                                      Fund
 ALTERNATIVE                          RiverSource Absolute Return
 INVESTMENT                           Currency and Income Fund
 STRATEGIES

 ASSET CLASS                 DISCIPLINED ASSET ALLOCATION PORTFOLIOS
(TARGET RANGES    (TARGET ALLOCATION RANGE -- UNDER NORMAL MARKET CONDITIONS)**
 SET FORTH IN                 MODERATELY                 MODERATELY
   TABLE 1)     CONSERVATIVE  CONSERVATIVE  MODERATE     AGGRESSIVE   AGGRESSIVE
 EQUITY         0-30%         0-40%         0-50%        0-54%        0-54%
                0-30%         0-40%         0-50%        0-54%        0-54%
                0-30%         0-40%         0-50%        0-54%        0-54%
                0-22%         0-24%         0-25%        0-27%        0-28%
                0-30%         0-40%         0-50%        0-54%        0-54%
 FIXED INCOME   0-27%         0-26%         0-24%        0-23%        0-22%
                0-54%         0-54%         0-50%        0-41%        0-32%
                0-27%         0-26%         0-24%        0-23%        0-22%
                0-27%         0-26%         0-24%        0-23%        0-22%
                0-27%         0-26%         0-24%        0-23%        0-22%
 CASH           0-40%         0-30%         0-20%        0-20%        0-20%
 ALTERNATIVE    0-20%         0-20%         0-20%        0-20%        0-20%
 INVESTMENT
 STRATEGIES



  * A summary of the principal investment strategies of each eligible underlying fund is set forth in Appendix A. A description of the principal risks associated with these underlying funds is included in Appendix B. Additional information regarding the underlying funds may be found in the SAI. Additional underlying funds may be added in the future either in addition to, or to replace, current underlying funds in an investment category.


 ** Market appreciation or depreciation may cause each Fund to be temporarily outside the ranges identified in the table. The investment manager may modify the target allocation ranges only upon approval of the Fund's Board of Trustees.



RiverSource Investments may modify the underlying fund allocations within ranges or, subject to approval of the Fund's Board of Trustees (Board), may modify the range of asset class allocations.



A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. RiverSource Investments seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds by implementing them over a reasonable timeframe. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the assets of the Funds among the underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to each Fund's Board on the steps it has taken to manage any potential conflicts.


PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Funds include specific risks relating to the investment in the Funds based on their investment processes, and certain general risks based on their "funds of funds" structure. These are identified below.

    ACTIVE MANAGEMENT RISK. Although the Funds are managed based primarily on quantitative methods, the investment manager provides a qualitative review of the quantitative output. Therefore, each Fund's performance will reflect in part the ability of

            DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    5p
    the investment manager to make active, qualitative decisions, including allocation decisions that are suited to achieving the Fund's investment objectives.


    UNDERLYING FUND SELECTION RISK. The risk that the investment manager's evaluations regarding asset class or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.


    QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the Fund to achieve its objective.

RISKS OF UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. By investing in many underlying funds, the Funds have exposure to the risks of many different areas of the market. Additionally, because each Fund is structured with a different risk/return profile, the risks set forth below are typically greater for Moderate relative to Conservative, and greater still for Aggressive relative to both Moderate and Conservative. For example, if you invest in Aggressive, you will typically have greater exposure to the risks set forth below. A description of the more common risks to which the underlying funds (and thus, the Funds) would be subjected are identified below. A more complete list of principal risks associated with direct investment in the underlying funds is set forth in Appendix B. Additional risks of the underlying funds are set forth in the SAI.

    ACTIVE MANAGEMENT RISK. Each underlying fund is actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying fund's investment objectives. Due to their active management, the underlying funds could underperform other mutual funds with similar investment objectives.


    COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.



    CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt instrument will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If the underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loan at a price approximating the value previously placed on it.


    DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position,

  6p   DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS
    which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.

    FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk: Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

    Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever an underlying fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

    Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

    Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

    DIVERSIFICATION RISK. Although the Funds are each diversified funds, certain underlying funds are non-diversified funds. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment may therefore have a greater effect on the underlying fund's performance, non-diversified underlying funds may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

    GEOGRAPHIC CONCENTRATION RISK. Certain underlying funds may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, certain underlying funds may be more volatile than a more geographically diversified fund.

    INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, these securities may generate no income at all.

    INTEREST RATE RISK. Interest rate risk is the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.


    ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


    MARKET RISK. The market value of securities and currencies may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities and currencies may fluctuate, sometimes rapidly and unpredictably.

    PREPAYMENT AND EXTENSION RISK. Prepayment and extension risk is the risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying fund. Conversely, as interest rates rise, the likelihood of prepayment

            DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    7p
    decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying fund's investments are locked in at a lower rate for a longer period of time.

    QUANTITATIVE MODEL RISK. Certain underlying funds employ quantitative methods that may result in performance different from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. There can be no assurance that the methodology will enable these underlying funds to achieve their objectives.

    SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances, the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE
Each Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, Conservative intends to compare its performance to the Lehman Brothers Aggregate Bond Index and a Blended Index, consisting of 74% Lehman Brothers Aggregate Bond Index, 14% Russell 3000 Index, 6% Morgan Stanley Capital International (MSCI), Europe, Australia and Far East (EAFE) Index, and 6% Citigroup 3-month U.S. Treasury Bill Index.

When available, Moderately Conservative intends to compare its performance to the Lehman Brothers Aggregate Bond Index and a Blended Index, consisting of 60% Lehman Brothers Aggregate Bond Index, 25% Russell 3000 Index, 10% MSCI EAFE Index, and 5% Citigroup 3-month U.S. Treasury Bill Index.

When available, Moderate intends to compare its performance to the Lehman Brothers Aggregate Bond Index and a Blended Index, consisting of 46% Lehman Brothers Aggregate Bond Index, 35% Russell 3000 Index, 15% MSCI EAFE Index, and 4% Citigroup 3-month U.S. Treasury Bill Index.

When available, Moderately Aggressive intends to compare its performance to the Russell 2000(R) Index and a Blended Index, consisting of 45% Russell 2000 Index, 32% Lehman Brothers Aggregate Bond Index, 20% MSCI EAFE Index, and 3% Citigroup 3-month U.S. Treasury Bill Index.

When available, Aggressive intends to compare its performance to the Russell 3000(R) Index and a Blended Index, consisting of 56% Russell 3000 Index, 24% MSCI EAFE Index, 18% Lehman Brothers Aggregate Bond Index and 2% Citigroup 3-month U.S. Treasury Bill Index.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 2000 Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

The Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

The indices reflect reinvestment of all distributions and changes in market prices.

MANAGEMENT

Portfolio Manager(s). Dimitris J. Bertsimas leads the team that determines each Fund's investment allocation in the various asset classes and investment categories. Tao Qiu supports the determination of allocations among the equity investment categories. Colin J. Lundgren and Erol Sonderegger support the determination of allocations among the fixed and cash investment categories.


Dimitris J. Bertsimas, Ph.D., Senior Portfolio Manager

- Managed the Fund since 2008.

- Joined RiverSource Investments as a portfolio manager and leader of the Disciplined Equity and Asset Allocation Team in 2002.

- Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where he served as Managing Partner, 1999 to 2002. Currently, Boeing Professor of Operations Research, Sloan School of Management and the Operations Research Center, MIT.

  8p   DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS

- Began investment career as a consultant to asset managers in 1993; became portfolio manager in 2002.

- MS and Ph.D., MIT.


Tao Qiu, CFA, Portfolio Manager



- Managed the Fund since 2008.



- Joined RiverSource Investments in 2004.



- Began investment career in 2001.



- B.S., MIT.



Colin J. Lundgren, CFA, Portfolio Manager



- Managed the Fund since 2008.



- Vice President, Institutional Fixed Income.



- Joined RiverSource Investments in 1986.



- Began investment career in 1989.



- BA, Lake Forest College.



Erol Sonderegger, CFA, Portfolio Manager



- Managed the Fund since 2008.



- Employed by RiverSource Investments from 1999 to 2001 as a manager for the Fixed Income Support Team and from 2003 to 2005 as a quantitative analyst.



- Investment Analyst, Minnesota State Board of Investment, 2001 to 2003.



- Began investment career in 1995.



- BBA, International Business, George Washington University.



The SAI provides additional information about portfolio manager compensation, management of other accounts and ownership of shares in the Funds.


            DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    9p

FEES AND EXPENSES

Because the Funds are the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.


The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. By investing in a Fund, you will incur not only the expenses of the Fund, but also a proportionate share of the expenses of the underlying fund held by the Fund. Each Fund invests in Class I shares of the underlying funds, which are not subject to distribution fees. Class I shares are available to certain institutional investors.



This summary does not reflect any fees or sales charges imposed by your annuity contract or life insurance policy, which are disclosed in your separate variable annuity or life insurance contract prospectus. If the additional fees or sales charges imposed by your variable annuity contract or life insurance policy were reflected, it would increase overall expenses.


ANNUAL FUND OPERATING EXPENSES
 AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS


                                                                                                                   ESTIMATED
                                                                                                                   ACQUIRED
                                                                     TOTAL                            TOTAL          FUND
                                                                    ANNUAL                            ANNUAL       (UNDERLYING
                                                                     FUND       FEE WAIVER/          (NET) FUND    FUND) FEES AND
                       MANAGEMENT   DISTRIBUTION       OTHER        OPERATING     EXPENSE            OPERATING     FEES AND
                        FEES        (12b-1) FEES(a)   EXPENSES(b)   EXPENSES    REIMBURSEMENT        EXPENSES(c)   EXPENSES(d)(e)
 Conservative            0.00%           0.25%           0.30%        0.55%           0.14%             0.41%          0.64%
 Moderately
 Conservative            0.00%           0.25%           0.30%        0.55%           0.14%             0.41%          0.67%
 Moderate                0.00%           0.25%           0.30%        0.55%           0.14%             0.41%          0.70%
 Moderately
 Aggressive              0.00%           0.25%           0.30%        0.55%           0.14%             0.41%          0.73%
 Aggressive              0.00%           0.25%           0.30%        0.55%           0.14%             0.41%          0.76%


                       TOTAL FUND
                           AND
                       ACQUIRED FUND
                       (UNDERLYING FUND)
                        FEES AND
                       EXPENSES(e)
 Conservative                1.05%
 Moderately
 Conservative                1.08%
 Moderate                    1.11%
 Moderately
 Aggressive                  1.14%
 Aggressive                  1.17%



(a) The Funds have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Funds pay RiverSource Distributors, Inc. an annual fee of up to 0.25% of average daily net assets as payment for distributing their shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of distribution or servicing charges.

(b) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and are based on estimated amounts for the current fiscal year.

(c) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2008, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not reimbursed by the Fund. There is no assurance that the investment manager and its affiliates will continue to waive fees and absorb expenses at the current level after the contractual period has expired. Under this agreement, net expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for Conservative, 0.41% for Moderately Conservative, 0.41% for Moderate, 0.41% for Moderately Aggressive and 0.41% for Aggressive.


(d) In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary. The Fund's estimated indirect expense from investing in the underlying funds, based on its expected allocations to the acquired funds, is as shown.


(e) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses for Class I shares on a number of acquired funds until the end of the acquired funds' next fiscal year end, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Before taking the fee waivers into account, the "Estimated acquired fund (underlying fund) fees and expenses," is 0.66% for Conservative, 0.69% for Moderately Conservative, 0.71% for Moderate, 0.74% for Moderately Aggressive and 0.76% for Aggressive. The "Total fund and acquired fund (underlying fund) fees and expenses is 1.07% for Conservative, 1.10% for Moderately Conservative, 1.12% for Moderate, 1.15% for Moderately Aggressive and 1.17% for Aggressive.


EXAMPLE

THIS EXAMPLE ASSUMES THAT YOU INVEST $10,000 TO A SUBACCOUNT THAT INVESTS IN THE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR UNITS AT THE END OF THOSE PERIODS. THIS EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS (BASED ON ESTIMATED FUND AND UNDERLYING FUND EXPENSES) WOULD BE:



FUND                                                           1 YEAR    3 YEARS
 Conservative                                                   $107      $364
 Moderately Conservative                                        $110      $374
 Moderate                                                       $113      $383
 Moderately Aggressive                                          $116      $392
 Aggressive                                                     $119      $402


THIS EXAMPLE DOES NOT REPRESENT ACTUAL EXPENSES, PAST OR FUTURE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

THIS EXAMPLE DOES NOT REFLECT THE EXPENSES THAT APPLY TO THE SUBACCOUNTS OR THE CONTRACTS. INCLUSION OF THESE CHARGES WOULD INCREASE EXPENSES FOR ALL PERIODS SHOWN.

  10p   DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS

OTHER INVESTMENT STRATEGIES AND RISKS

Affiliated Funds-of-Funds. A Fund may sell underlying funds in order to accommodate redemptions of the Fund's shares, to change the percentage of its assets invested in certain underlying funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes or investment categories. The investment manager seeks to minimize the impact of the Funds' purchases and redemptions of shares of the underlying funds. This may result in a delay to an investment allocation decision, past the ideal time that the investment manager identified to implement the allocation. In addition, because the investment manager earns different fees from the underlying funds, in determining the allocation among the underlying funds, the investment manager may have an economic conflict of interest.

Other Investment Strategies. In addition to the principal investment strategies previously described, each Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. Each Fund may invest in government securities and short-term paper. Each Fund may invest in underlying funds that fall outside of the targeted asset classes in order to increase diversification and reduce risk. For more information on strategies and holdings, and the risks of such strategies, see Appendix A, Appendix B as well as the Fund's SAI.

Unusual Market Conditions. During unusual market conditions, the Fund may temporarily invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to attempt to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the portfolio managers may make frequent securities trades that could result in increased fees, expenses and taxes, and decreased performance.


Securities Transaction Commissions. To the extent a Fund purchases securities other than shares of underlying funds, securities transactions involve the payment by the Fund of brokerage commissions to broker-dealers, on occasion as compensation for research or brokerage services (commonly referred to as "soft dollars"), as the portfolio managers buy and sell securities in pursuit of a Fund's objective. A description of the policies governing securities transactions and the dollar value of brokerage commissions paid by the Fund and underlying funds are set forth in the SAI. Funds that invest primarily in fixed income securities do not typically generate brokerage commissions that are used to pay for research or brokerage services. The brokerage commissions do not include implied commissions or mark-ups (implied commissions) for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities (and certain other instruments, including derivatives). Brokerage commissions do not reflect other elements of transaction costs, including the extent to which purchase and sale transactions may cause the market to move and change the market price for an investment.


Although brokerage commissions and implied commissions are not reflected in the expense table under "Fees and Expenses," they are reflected in the total return of the Fund.


Portfolio Turnover. Trading of securities may produce capital gains when distributed. To the extent a Fund purchases securities other than shares of underlying funds, any active trading may also increase the amount of brokerage commissions paid or mark-ups to broker-dealers that the Fund pays when it buys and sells securities. Capital gains and increased brokerage commissions or mark-ups paid to broker-dealers may adversely affect a Fund's performance. The Fund's historical portfolio turnover rate, which measures how frequently the Fund buys and sells investments, will be shown in the "Financial Highlights."



Directed Brokerage. The Fund's Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares as a factor in the selection of broker-dealers through which to execute securities transactions.


Additional information regarding securities transactions can be found in the SAI.

           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    11p

FUND MANAGEMENT AND COMPENSATION

INVESTMENT MANAGER
RiverSource Investments, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds, and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.


The Fund does not pay RiverSource Investments a direct management fee for managing its assets. Under the Investment Management Services Agreement (Agreement), however, the Fund pays taxes, brokerage commissions, and nonadvisory expenses. A discussion regarding the basis for the Board approving the Agreement will be available in the Fund's annual or semiannual shareholder report.


ADDITIONAL SERVICES AND COMPENSATION
RiverSource Investments and its affiliates receive compensation for providing services to the Funds.


Administration Services. Ameriprise Financial, Inc., 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, provides or compensates others to provide administrative services to the RiverSource Variable Portfolio Funds. These services include administrative, accounting, treasury, and other services. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



Custody Services. Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the custodian or Ameriprise Trust Company), provides custody services for the RiverSource Variable Portfolio Funds. In addition, Ameriprise Trust Company is paid for certain transaction fees and out of pocket expenses incurred while providing services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses."



Distribution Services. RiverSource Distributors, Inc., 50611 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the distributor or RiverSource Distributors), provides underwriting and distribution services to the RiverSource Variable Portfolio Funds. Under the Distribution Agreement and related distribution plan(s), the distributor receives distribution and servicing fees. The distributor uses these fees to either pay financial advisors and/or to support its distribution and servicing activity. Fees paid by the Fund for these services are set forth under "Distribution (12b-1) fees" in the expense table under "Fees and Expenses." More information on how these fees are used is set forth in the SAI.



Transfer Agency Services. RiverSource Service Corporation, 734 Ameriprise Financial Center, Minneapolis, Minnesota 55474 (the transfer agent or RiverSource Service Corporation), provides or compensates others to provide transfer agency services to the RiverSource Funds. The RiverSource Variable Portfolio Funds pay the transfer agent a fee as set forth in the SAI and reimburse the transfer agent for its out-of-pocket expenses incurred while providing these transfer agency services to the funds. Fees paid by the Fund for these services are included under "Other expenses" in the expense table under "Fees and Expenses." RiverSource Service Corporation pays a portion of these fees to the distributor or other intermediaries that provide sub-transfer agent and other services to Fund shareholders and contract owners.


The SAI provides additional information about the services provided for the agreements set forth above.

PAYMENTS TO RIVERSOURCE LIFE INSURANCE COMPANY AND RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

The RiverSource Variable Portfolio Funds will be sold exclusively as underlying investment options of variable insurance policies and annuity contracts (products) offered by RiverSource Life Insurance Company (RiverSource Life) and its wholly-owned subsidiary, RiverSource Life Insurance Co. of New York (collectively, the Companies). Within Ameriprise Financial, Inc., (Ameriprise Financial) the Companies are allocated resources, including revenue earned by RiverSource Investments and its affiliates for providing investment management and other services to the Funds, as a result of including these Funds in the products. These allocations may be significant. In addition, employees of Ameriprise Financial and its affiliates, including employees of the Companies, may be separately incented to include the Fund in the product, as employee compensation and business unit operating goals at all levels are tied to the company's success. These products may also include unaffiliated mutual funds as investment options, and the Companies receive payments from the sponsors of these unaffiliated mutual funds as a result of including these funds in the products. The amount of payment from an unaffiliated fund or allocation from affiliates resources varies, and may be significant. The amount of the payment or allocation the Companies receive from a Fund may create an incentive for the Companies and may influence their decision regarding which funds to include in a product. Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers, may be separately incented to recommend or sell shares of the fund, as employee compensation and business unit operating goals at all levels are tied to the company's success. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the fund increases. In addition, management,


  12p   DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS
sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including RiverSource Investments, and the distributor, and the products they offer, including the Fund. These arrangements are sometimes are referred to as "revenue sharing payments," and are in addition to any 12b-1 distribution and/or service fees or other amounts paid by the funds for account maintenance, sub-accounting or recordkeeping services provided directly by the Companies. See the product prospectus for more information regarding these payments and allocations.


POTENTIAL CONFLICTS OF INTEREST

Shares of the Fund may serve as the underlying investments for both variable annuity and variable life insurance contracts of the Companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Funds currently do not foresee any such conflict. However, if they do arise, the Board intends to consider what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more of each Company's separate accounts might be required to withdraw its investments in the Fund. This might force the Fund to sell securities at disadvantageous prices.


ADDITIONAL MANAGEMENT INFORMATION

Manager of Manager Exemption. The RiverSource Funds have received an order from the Securities and Exchange Commission that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or change the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. RiverSource Investments or its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create a conflict of interest. In making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, RiverSource Investments does not consider any other relationship it or its affiliates may have with a subadviser, and RiverSource Investments discloses the nature of any material relationships it has with a subadviser to the Board.



Affiliated Products. RiverSource Investments seeks to minimize the impact of the Fund's purchases and redemptions of shares of the underlying funds by implementing them over a reasonable time frame. In addition, because RiverSource Investments earns different fees from the underlying funds, in determining the allocation of the fund's assets among underlying funds, RiverSource Investments may have an economic conflict of interest. RiverSource Investments will report to the Fund's Board on the steps it has taken to manage any potential conflicts.



Cash Reserves. A Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund (Short-Term Cash Fund), a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. While Short-Term Cash Fund does not pay an advisory fee to RiverSource Investments, it does incur other expenses. However, Short-Term Cash Fund is expected to operate at a very low expense ratio. A Fund will invest in Short-Term Cash Fund only to the extent it is consistent with the Fund's investment objectives and policies. Short-Term Cash Fund is not insured or guaranteed by the FDIC or any other government agency.


Fund Holdings Disclosure. The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the Fund's SAI.

Legal Proceedings. Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the fund. Information regarding certain pending and settled legal proceedings may be found in the Fund's shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

BUYING AND SELLING SHARES

VALUING FUND SHARES

The net asset value (NAV) is the value of a single share of a Fund. The NAV is determined by dividing the value of a Fund's assets, minus any liabilities, by the number of shares outstanding. The NAV is calculated as of the close of business on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day that the NYSE is open. The assets of the fund will consist primarily of shares of the underlying funds, which are valued at their NAVs. The underlying funds' securities are valued primarily on the basis of market quotations and floating rate loans are valued primarily on the basis of indicative bids. Both market quotations


           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    13p
and indicative bids are obtained from outside pricing services approved and monitored under procedures adopted by the Board. Certain short-term securities with maturities of 60 days or less are valued at amortized cost.



When reliable market quotations or indicative bids are not readily available, investments are priced at fair value based on procedures adopted by the Board. These procedures are also used when the value of an investment held by an underlying fund is materially affected by events that occur after the close of a securities market but prior to the time as of which the underlying fund's NAV is determined. Valuing investments at fair value involves reliance on judgment. The fair value of an investment is likely to differ from any available quoted or published price. To the extent that an underlying fund has significant holdings of small cap stocks, high yield bonds, floating rate loans, or foreign securities that may trade infrequently, fair valuation may be used more frequently than for other funds. The underlying funds use an unaffiliated service provider to assist in determining fair values for foreign securities.



Foreign investments are valued in U.S. dollars. Some of an underlying fund's securities may be listed on foreign exchanges that trade on weekends or other days when the fund does not price its shares. In that event, the NAV of the underlying fund's shares may change on days when shareholders will not be able to purchase or sell the underlying fund's shares.


PURCHASING SHARES
You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.


You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

MARKET TIMING

Market timing is frequent or short-term trading by certain shareholders intended to profit at the expense of other shareholders by selling shares of a fund shortly after purchase. Market timing may adversely impact a Fund's performance by preventing the investment manager from fully investing the assets of the Fund, diluting the value of shares held by long-term shareholders, or increasing the Fund's transaction costs. The assets of the Fund consist primarily of shares of the underlying funds. The underlying funds more susceptible to the risks of market timing. Underlying funds that invest in securities that trade on overseas securities markets may be vulnerable to market timers who seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. Markets, which is generally the time at which a Fund's NAV is calculated. To the extent that an underlying Fund has significant holdings of small cap stocks, foreign securities, floating rate loans or high yield bonds, the risks of market timing may be greater for the Fund than for other Funds. See Appendix A for a list of underlying Funds' investment strategies. See "Valuing Fund Shares" for a discussion of the RiverSource Funds' policy on fair value pricing, which is intended, in part, to reduce the frequency and effect of market timing. The RiverSource Funds' Board has adopted a policy that is designed to detect and deter market timing that may be harmful to the funds. Each Fund seeks to enforce this policy through its service providers as follows:


- The fund tries to distinguish market timing from trading that it believes is not harmful, such as periodic rebalancing for purposes of asset allocation or dollar cost averaging. Under the fund's procedures, there is no set number of transactions in the fund that constitutes market timing. Even one purchase and subsequent sale by related accounts may be market timing. Generally, the fund seeks to restrict the exchange privilege of an investor who makes more than three exchanges into or out of the fund in any 90-day period. Accounts held by a retirement plan or a financial institution for the benefit of its participants or clients, which typically engage in daily transactions, are not subject to this limit, although the fund seeks the assistance of financial institutions in applying similar restrictions on the sub-accounts of their participants or clients.

- If an investor's trading activity is determined to be market timing or otherwise harmful to existing shareholders, the fund reserves the right to modify or discontinue the investor's exchange privilege or reject the investor's purchases or exchanges, including

  14p   DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS
  purchases or exchanges accepted by a financial institution. The fund may treat accounts it believes to be under common control as a single account for these purposes, although it may not be able to identify all such accounts.

- Although the fund does not knowingly permit market timing, it cannot guarantee that it will be able to identify and restrict all short-term trading activity. The fund receives purchase and sale orders through financial institutions where market timing activity may not always be successfully detected.


The Fund is offered only through variable annuity contracts and life insurance policies, and shares of the Fund are held in affiliated insurance company subaccounts. Because insurance companies process contract and policyholder's Fund trades in the subaccounts on an omnibus basis, the Funds' Board has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.


Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts and market timing policies and procedures.

The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented or restricted may impact the performance of the Fund.


DISTRIBUTIONS AND TAXES


The Funds will be treated as partnerships for federal income tax purposes, and do not expect to make regular distributions to shareholders.

REINVESTMENT
Since all distributions by the Funds are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES
Each Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

IMPORTANT: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    15p

APPENDIX A
 UNDERLYING FUNDS -- INVESTMENT OBJECTIVES AND STRATEGIES
The following is a brief description of the investment objectives and strategies of the underlying funds. RiverSource Investments may add new underlying funds for investment or change underlying funds without the approval of shareholders. Additional information regarding the underlying funds is available in the applicable fund's prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds.


UNDERLYING FUNDS              INVESTMENT OBJECTIVES AND STRATEGIES
EQUITY FUNDS
RiverSource Disciplined       The Fund seeks to provide shareholders with long-term
Equity Fund                   capital growth. Under normal market conditions, at least 80%
                              of the Fund's net assets are invested in equity securities of companies listed on U.S. exchanges with market
                              capitalizations greater than $5 billion at the time of
                              purchase.
------------------------------------------------------------------------------------------
RiverSource Disciplined       The Fund seeks to provide shareholders with long-term
International Equity Fund     capital growth. Under normal market conditions, at least 80%
                              of the Fund's assets will be invested in equity securities of foreign issuers or in instruments that provide exposure to foreign equity markets. The Fund may invest in securities of or instruments that provide exposure to both developed
                              and emerging markets issuers.
------------------------------------------------------------------------------------------
RiverSource Disciplined       The Fund seeks to provide shareholders with long-term
Large Cap Growth Fund         capital growth. Under normal market conditions, at least 80%
                              of the Fund's net assets are invested in equity securities of companies with market capitalizations of over $5 billion at the time of purchase or that fall within the
                              capitalization range of companies in the Russell 1000 Growth
                              Index at the time of purchase.
------------------------------------------------------------------------------------------
RiverSource Disciplined       The Fund seeks to provide shareholders with long-term
Small and Mid Cap Equity      capital growth. Under normal market conditions, at least 80%
Fund                          of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $5 billion or that fall within the range of companies that comprise the
                              Russell 2500(TM) Index (the Index) at the time of
                              investment. The market capitalization range and composition of the Index is subject to change. Up to 25% of the Fund's net assets may be invested in foreign investments.
------------------------------------------------------------------------------------------
RiverSource Diversified       The Fund seeks to provide shareholders with a high level of
Equity Income Fund            current income and, as a secondary objective, steady growth of capital. The Fund's assets primarily are invested in
                              equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in
                              dividend-paying common and preferred stock. The Fund may
                              invest up to 25% of its net assets in foreign investments.
                              The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors.
------------------------------------------------------------------------------------------
FIXED INCOME FUNDS

RiverSource Diversified Bond  The Fund seeks to provide shareholders with a high level of
Fund                          current income while conserving the value of the investment for the longest period of time.
                              Under normal market conditions, the Fund invests at least
                              80% of it net assets in bonds and other debt securities. At least 50% of the Fund's net assets will be invested in
                              securities like those included in the Lehman Brothers
                              Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes
                              securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk in an effort to achieve higher yield and/or capital appreciation by buying lower-quality (junk)
                              bonds. Up to 25% of the Fund's net assets may be invested in foreign investments, which may include investments in
                              emerging markets.
------------------------------------------------------------------------------------------


  16p   DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS

UNDERLYING FUNDS              INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource Emerging Markets  The Fund seeks to provide shareholders with high total
Bond Fund                     return through current income and, secondarily, through
                              capital appreciation. The Fund is a non-diversified fund
                              that invests primarily in fixed income securities of
                              emerging markets issuers. Emerging markets include any
                              country determined to have an emerging market economy.
                              Emerging markets include any country that is not defined by the World Bank as a High Income OECD country. The OECD
                              (Organization for Economic Co-operation and Development) is a group of 30 member countries sharing a commitment to
                              democratic government and the market economy. Under normal market conditions, at least 80% of the Fund's net assets
                              will be invested in fixed income securities of issuers that are located in emerging markets countries, or that earn 50%
                              or more of their total revenues from goods or services
                              produced in emerging markets countries or from sales made in emerging markets countries. Such securities may be
                              denominated in either non-U.S. currencies or the U.S.
                              dollar. While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and
                              corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign government issuer. Emerging market fixed income securities are generally rated in the lower rating categories of
                              recognized rating agencies or considered by the investment manager to be of comparable quality. These lower quality
                              fixed income securities are often called "junk bonds." The
                              Fund may invest up to 100% of its assets in these lower
                              rated securities.
------------------------------------------------------------------------------------------
RiverSource Global Bond Fund  The Fund seeks to provide shareholders with high total return through income and growth of capital. The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be
                              invested in investment-grade corporate or government debt
                              obligations, including money market instruments, of issuers located in at least three different countries. Although the
                              Fund emphasizes high and medium-quality debt securities, it may assume some credit risk in seeking to achieve higher
                              dividends and/or capital appreciation by buying below
                              investment-grade bonds (junk bonds).
------------------------------------------------------------------------------------------
RiverSource High Yield Bond   The Fund seeks to provide shareholders with high current
Fund                          income as its primary objective and, as its secondary
                              objective, capital growth. Under normal market conditions, the Fund will invest at least 80% of its net assets in
                              high-yield debt instruments (commonly referred to as
                              "junk"). These high yield debt instruments include corporate debt securities as well as bank loans rated below investment grade by a nationally recognized statistical rating
                              organization, or if unrated, determined to be of comparable quality. Up to 25% of the Fund may be invested in high yield debt instruments of foreign issuers.
                              Corporate debt securities in which the Fund invests are
                              typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Bank
                              loans (which may commonly be referred to as "floating rate loans"), which are another form of financing, are typically secured, with interest rates that adjust or "float"
                              periodically (normally on a daily, monthly, quarterly or
                              semiannual basis by reference to a base lending rate, such as LIBOR (London Interbank Offered Rate), plus a premium).
                              Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that
                              holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
------------------------------------------------------------------------------------------


           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    17p

UNDERLYING FUNDS              INVESTMENT OBJECTIVES AND STRATEGIES
RiverSource Inflation         The Fund seeks to provide shareholders with total return
Protected Securities Fund     that exceeds the rate of inflation over the long-term. The
                              Fund is a non-diversified fund that, under normal market
                              conditions, invests at least 80% of its net assets in
                              inflation-protected debt securities. These securities
                              include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or
                              instrumentalities, and corporations. The Fund currently
                              intends to focus on inflation-protected debt securities
                              issued by the U.S. Treasury. The Fund invests only in
                              securities rated investment grade. Inflation-protected
                              securities are designed to protect the future purchasing
                              power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is
                              adjusted to track changes in an official inflation measure.
                              For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (nonseasonally adjusted) as the
                              inflation measure.
------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
RiverSource Cash Management   The Fund seeks to provide shareholders with maximum current
Fund                          income consistent with liquidity and stability of principal.
                              The Fund's assets primarily are invested in money market
                              instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank
                              certificates of deposit, bankers' acceptances, letters of
                              credit, and commercial paper, including asset-backed
                              commercial paper. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S.
                              banks, U.S. branches of foreign banks and U.S. government
                              securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign
                              investments.
------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT
  STRATEGIES
RiverSource Absolute Return   The Fund seeks to provide shareholders with positive
Currency and Income Fund      absolute return. The Fund is a non- diversified fund that, under normal market conditions, will invest at least 80% of its net assets (including any borrowings for investment
                              purposes) in short-duration debt obligations (or securities that invest in such debt obligations, including an
                              affiliated money market fund) and forward foreign currency contracts. It is expected that the gross notional value of the Fund's forward foreign currency contracts will be
                              equivalent to at least 80% of the Fund's net assets.
------------------------------------------------------------------------------------------


  18p   DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS

APPENDIX B
 UNDERLYING FUNDS -- RISKS
The following is a brief description of principal risks associated with the underlying funds in which the Funds invest. Additional information regarding the principal risks for the underlying funds is available in the applicable underlying fund's prospectus and Statement of Additional Information. This prospectus is not an offer for any of the underlying funds.

ACTIVE MANAGEMENT RISK. The underlying funds are actively managed and its performance therefore will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the underlying funds' investment objectives. Due to its active management, the underlying funds could underperform other mutual funds with similar investment objectives.

COUNTERPARTY RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND). Counterparty risk is the risk that a counterparty to a financial instrument entered into by the underlying fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The underlying fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The underlying fund may obtain only limited recovery or may obtain no recovery in such circumstances. The underlying fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.


CONCENTRATION RISK (CASH MANAGEMENT FUND). Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk. For example, if an underlying fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.


CREDIT RISK. Credit risk is the risk that the borrower of a loan or the issuer of another debt security will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a loan. Rating agencies assign credit ratings to certain loans and other debt securities to indicate their credit risk. The price of a loan or other debt security generally will fall if the borrower or the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the borrower's or the issuer's credit rating or other news affects the market's perception of the borrower's or the issuer's credit risk. If the borrower of a floating rate loan declares or is declared bankrupt, there may be a delay before the underlying fund can act on the collateral securing the loan, which may adversely affect the underlying fund. Further, there is a risk that a court could take action with respect to a floating rate loan adverse to the holders of the loan, such as invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the underlying fund's performance. If the underlying fund purchases unrated loans or other debt securities, or if the rating of a loan or security is reduced after purchase, the underlying fund will depend on the investment manager's analysis of credit risk more heavily than usual. Non-investment grade loans or securities, commonly called "high-yield" or "junk," may react more to perceived changes in the ability of the borrower or issuing entity to pay interest and principal when due than to changes in interest rates. Non-investment grade loans or securities have greater price fluctuations and are more likely to experience a default than investment grade loans or securities. A default or expected default of a floating rate loan could also make it difficult for the underlying fund to sell the loans at prices approximating the value previously placed on them.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the underlying fund. Derivative instruments in which the underlying fund invests will typically increase the fund's exposure to principal risks to which it is otherwise exposed, and may expose the fund to additional risks, including counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains. Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses. Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the underlying fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity. Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment. See the SAI for more information on derivative instruments and related risks.


DIVERSIFICATION RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND, EMERGING MARKETS BOND FUND, GLOBAL BOND FUND AND INFLATION PROTECTED SECURITIES FUND). A non-diversified fund may invest more of its assets in fewer issuers than if it were a


           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    19p
diversified fund. Because each investment has a greater effect on the underlying fund's performance, the underlying fund may be more exposed to risk of loss and volatility then a fund that invests more broadly.

FOREIGN CURRENCY RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND). The Fund's exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk. Exposure to foreign currencies creates exposure to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and economic or political developments in the U.S. or abroad. As a result, the Fund's exposure to foreign currencies may reduce the returns of the Fund. Trading of foreign currencies also includes the risk of clearing and settling trades which, if prices are volatile, may be difficult.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

GEOGRAPHIC CONCENTRATION RISK (EMERGING MARKETS BOND FUND AND ABSOLUTE RETURN CURRENCY AND INCOME FUND). The underlying fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the underlying fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the underlying fund may be more volatile than a more geographically diversified fund.

INFLATION RISK. Also known as purchasing power risk, inflation risk reflects the effects of continually rising prices on investments. If an investment's return is lower than the rate of inflation, your money will have less purchasing power as time goes on.

INFLATION PROTECTED SECURITIES RISK (INFLATION PROTECTED SECURITIES FUND). Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the underlying fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of underlying fund's distributions that comes from inflation adjustments.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with fixed income securities in the underlying fund's portfolio: when interest rates rise, the prices of fixed income securities generally fall. In general, the longer the maturity or duration of a fixed income security, the greater its sensitivity to changes in interest rates. Securities with floating interest rates can be less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Because rates on certain floating rate loans and other debt securities reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the underlying fund's net asset value. Interest rate changes also may increase prepayments of debt obligations, which in turn would increase prepayment risk.

ISSUER RISK. An issuer may perform poorly, and therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.

  20p   DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS

LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The underlying funds may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Floating rate loans generally are subject to legal or contractual restrictions on resale. Floating rate loans also may trade infrequently on the secondary market. The value of the loan to the underlying fund may be impaired in the event that the underlying fund needs to liquidate such loans. Other debt securities in which the underlying fund invests may be traded in the over-the-counter market rather than on an organized exchange and therefore may be more difficult to purchase or sell at a fair price. The inability to purchase or sell floating rate loans and other debt securities at a fair price may have a negative impact on the underlying fund's performance.


MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the underlying fund to underperform other mutual funds if that style falls out of favor with the market.


PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called or otherwise converted, prepaid, or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities. If a security is converted, prepaid, or redeemed before maturity, particularly during a time of declining interest rates, the investment manager may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the underlying funds. Conversely, as interest rates rise, the likelihood of prepayment decreases. The investment manager may be unable to capitalize on securities with higher interest rates because the underlying funds' investments are locked in at a lower rate for a longer period of time.


QUANTITATIVE MODEL RISK (DISCIPLINED EQUITY FUND, DISCIPLINED INTERNATIONAL EQUITY FUND, DISCIPLINED LARGE CAP GROWTH FUND, DISCIPLINED SMALL AND MID CAP EQUITY FUND AND ABSOLUTE RETURN CURRENCY AND INCOME FUND). Securities selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in the quantitative analytical framework, the weight placed on each factor, and changing sources of market returns, among others. There can be no assurance that the methodology will enable the underlying fund to achieve its objective.


REINVESTMENT RISK (CASH MANAGEMENT FUND). The risk that the Fund will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK (EMERGING MARKETS BOND FUND AND GLOBAL BOND FUND). Investments that are concentrated in a particular issuer, geographic region or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.

SMALL AND MID-SIZED COMPANY RISK (DISCIPLINED SMALL AND MID CAP EQUITY FUND). Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

TAX RISK (ABSOLUTE RETURN CURRENCY AND INCOME FUND). As a regulated investment company, a fund must derive at least 90% of its gross income for each taxable year from sources treated as "qualifying income" under the Internal Revenue Code of 1986, as amended. The Fund currently intends to take positions in forward currency contracts with notional value exceeding 80% of the Fund's total net assets. Although foreign currency gains currently constitute "qualifying income," the Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a fund's foreign currency gains not "directly related" to its "principal business" of investing in stocks or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as not "qualifying income" and there is a remote possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Treasury Department issues such regulations, the Fund's Board of Directors may authorize a significant change in investment strategy or Fund liquidation.

           DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2008 PROSPECTUS    21p

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

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

RIVERSOURCE VARIABLE PORTFOLIO FUNDS

734 Ameriprise Financial Center

Minneapolis, MN 55474

Additional information about the Funds and their investments is available in the Funds' SAI. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI or to request other information about the Funds or to make a shareholder inquiry, contact your financial advisor, investment professional or RiverSource Variable Portfolio Funds at (888) 791-3380 or through the address listed above.

Shares of the Funds are offered generally only to insurance company separate accounts to serve as the investment vehicles for variable annuity contracts and for variable life insurance policies, they are not offered to the public. Because of this, the Funds' offering documents and shareholder reports are not available on our public website at riversource.com/funds.

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-551-8090). Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, 100 F Street, N.E.,Washington, D.C. 20549-0102.

Investment Company Act File #s: 811-22127


S-6521-99 A (5/08)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 23, 2008



RIVERSOURCE VARIABLE SERIES TRUST


  Disciplined Asset Allocation(SM) Portfolios - Aggressive

  Disciplined Asset Allocation Portfolios - Conservative

  Disciplined Asset Allocation Portfolios - Moderate

  Disciplined Asset Allocation Portfolios - Moderately Aggressive

  Disciplined Asset Allocation Portfolios - Moderately Conservative

This is the Statement of Additional Information (SAI) for each of the funds listed above. This SAI is not a prospectus. It should be read together with the appropriate current fund prospectus dated the same date as this SAI.

Each fund's financial statements for its most recent fiscal period are contained in the fund's Annual or Semiannual Report to Shareholders. The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report is incorporated by reference. For a free copy of a fund prospectus, annual or semiannual report, contact your financial institution or write to RiverSource Funds, 734 Ameriprise Financial Center, Minneapolis, MN 55474, call (888) 791-3380 or visit riversource.com/funds.

Each fund is governed by a Board of Trustees (the "Board") that meets regularly to review a wide variety of matters affecting the funds. Detailed information about fund governance, the funds' investment manager, RiverSource Investments, LLC (the investment manager or RiverSource Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), and other aspects of fund management can be found by referencing the Table of Contents or the List of Tables on the following page.

TABLE OF CONTENTS

Fundamental and Nonfundamental Investment Policies..............................    p. 4
Investment Strategies and Types of Investments..................................    p. 5
Information Regarding Risks and Investment Strategies...........................    p. 6
Securities Transactions.........................................................   p. 29
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager....   p. 30
Valuing Fund Shares.............................................................   p. 31
Portfolio Holdings Disclosure...................................................   p. 31
Proxy Voting....................................................................   p. 33
Selling Shares..................................................................   p. 35
Taxes...........................................................................   p. 35
Service Providers...............................................................   p. 37
  Investment Management Services................................................   p. 37
  Administrative Services.......................................................   p. 39
  Transfer Agency Services......................................................   p. 39
  Distribution Services.........................................................   p. 39
  Plan and Agreement of Distribution............................................   p. 39
  Custodian Services............................................................   p. 40
  Board Services Corporation....................................................   p. 40
Organizational Information......................................................   p. 40
Board Members and Officers......................................................   p. 45
Control Persons and Principal Holders of Securities.............................   p. 50
Information Regarding Pending and Settled Legal Proceedings.....................   p. 50
Independent Registered Public Accounting Firm...................................   p. 50
Appendix A: Description of Ratings..............................................  p. A-1
Appendix B......................................................................  p. B-1



LIST OF TABLES

1.   Fund Fiscal Year Ends and Investment Categories..............................    p. 3
2.   Investment Strategies and Types of Investments...............................    p. 5
3.   Portfolio Managers...........................................................   p. 37
4.   Administrative Services Agreement Fee Schedule...............................   p. 39
5.   Fund History Table for RiverSource Funds.....................................   p. 41
6.   Board Members................................................................   p. 45
7.   Fund Officers................................................................   p. 47
8.   Board Member Holdings -- All Funds...........................................   p. 48
9.   Board Member Compensation -- All Funds.......................................   p. 49






RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                              Page 2

Throughout this SAI, the funds are referred to as follows:

Disciplined Asset Allocation Portfolios - Aggressive (Aggressive)
Disciplined Asset Allocation Portfolios - Conservative (Conservative) Disciplined Asset Allocation Portfolios - Moderate (Moderate)
Disciplined Asset Allocation Portfolios - Moderately Aggressive (Moderately Aggressive)
Disciplined Asset Allocation Portfolios - Moderately Conservative (Moderately Conservative)

The table that follows lists each fund's fiscal year end and investment category. The information can be used to identify groups of funds that are referenced throughout this SAI.

            TABLE 1. FUND FISCAL YEAR ENDS AND INVESTMENT CATEGORIES


FUND                                                      Fiscal Year End     Fund Investment Category
--------------------------------------------------------------------------------------------------------
Aggressive                                                  December 31     Fund-of-funds - equity
--------------------------------------------------------------------------------------------------------
Conservative                                                December 31     Fund-of-funds - fixed income
--------------------------------------------------------------------------------------------------------
Moderate                                                    December 31     Fund-of-funds - equity
--------------------------------------------------------------------------------------------------------
Moderately Aggressive                                       December 31     Fund-of-funds - equity
--------------------------------------------------------------------------------------------------------
Moderately Conservative                                     December 31     Fund-of-funds - fixed income
--------------------------------------------------------------------------------------------------------






RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                              Page 3

FUNDAMENTAL AND NONFUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies adopted by a fund cannot be changed without the approval of a majority of the outstanding voting securities of the fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Nonfundamental investment policies may be changed by the Board at any time.

Notwithstanding any of a fund's other investment policies, each fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the fund for the purpose of having those assets managed as part of a combined pool.

Fund-of-funds invest in a combination of underlying funds. These underlying funds have adopted their own investment policies that may be more or less restrictive than those of the fund. The policies of the underlying funds may permit a fund to engage in investment strategies indirectly that would otherwise be prohibited under the funds' investment structure.

FUNDAMENTAL POLICIES

Fundamental policies are policies that can be changed only with shareholder approval.

FOR EACH FUND: The fund will not:

    - Act as an underwriter (sell securities for others). However, under the securities laws, the fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

    - Lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1/3% of the fund's total assets except this fundamental investment policy shall not prohibit the fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements. For funds-of-funds -- equity, under current Board policy, the fund has no current intention to lend to a material extent.

    - Borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings. For funds-of-funds -- equity, under current Board policy, the fund has no current intention to borrow to a material extent.

    - Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

    - The fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


    - Issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.


    - Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

    - The fund will not concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the fund's total assets, based on current market value at time of purchase, can be invested in any one industry. The fund itself does not intend to concentrate, however, the aggregation of holdings of the underlying funds may result in the fund indirectly investing more than 25% of its assets in a particular industry. The fund does not control the investments of the underlying funds and any indirect concentration will occur only as a result of the fund following its investment objectives by investing in the underlying funds.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                              Page 4

NONFUNDAMENTAL POLICIES

Nonfundamental policies are policies that can be changed by the Board without shareholder approval. The following nonfundamental policies are in addition to those described in the prospectus.

    - No more than 15% of the fund's net assets will be held in securities and other instruments that are illiquid.

INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS

This table shows many of the various investment strategies and investments the funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager or subadviser (individually and collectively, the "investment manager") may make on behalf of a fund. For a description of principal risks for an individual fund, please see the applicable prospectus for that fund. Notwithstanding a fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Fund-of-funds invest in a combination of underlying funds, although they may invest directly in stocks, bonds and other securities. These underlying funds have their own investment strategies and types of investments they are allowed to engage in and purchase. Fund-of-funds currently only invest in underlying funds, which may invest directly in securities and engage in investment strategies, indicated in the table below.

             TABLE 2. INVESTMENT STRATEGIES AND TYPES OF INVESTMENTS


INVESTMENT STRATEGY                                                        Authorized for fund
----------------------------------------------------------------------------------------------
Agency and government securities                                                   Yes
----------------------------------------------------------------------------------------------
Borrowing                                                                          Yes
----------------------------------------------------------------------------------------------
Cash/money market instruments                                                      Yes
----------------------------------------------------------------------------------------------
Collateralized bond obligations                                                    Yes
----------------------------------------------------------------------------------------------
Commercial paper                                                                   Yes
----------------------------------------------------------------------------------------------
Common stock                                                                       Yes
----------------------------------------------------------------------------------------------
Convertible securities                                                             Yes
----------------------------------------------------------------------------------------------
Corporate bonds                                                                    Yes
----------------------------------------------------------------------------------------------
Debt obligations                                                                   Yes
----------------------------------------------------------------------------------------------
Depositary receipts                                                                Yes
----------------------------------------------------------------------------------------------
Derivative instruments (including options and futures)                             Yes
----------------------------------------------------------------------------------------------
Exchange-traded funds                                                              Yes
----------------------------------------------------------------------------------------------
Floating rate loans                                                                Yes
----------------------------------------------------------------------------------------------
Foreign currency transactions                                                      Yes
----------------------------------------------------------------------------------------------
Foreign securities                                                                 Yes
----------------------------------------------------------------------------------------------
Funding agreements                                                                 Yes
----------------------------------------------------------------------------------------------
High yield debt securities (junk bonds)                                            Yes
----------------------------------------------------------------------------------------------
Illiquid and restricted securities                                                 Yes
----------------------------------------------------------------------------------------------
Indexed securities                                                                 Yes
----------------------------------------------------------------------------------------------
Inflation protected securities                                                     Yes
----------------------------------------------------------------------------------------------
Inverse floaters                                                                   Yes
----------------------------------------------------------------------------------------------
Investment companies                                                               Yes
----------------------------------------------------------------------------------------------
Lending of portfolio securities                                                    Yes
----------------------------------------------------------------------------------------------
Loan participations                                                                Yes
----------------------------------------------------------------------------------------------
Mortgage- and asset-backed securities                                              Yes
----------------------------------------------------------------------------------------------
Mortgage dollar rolls                                                              Yes
----------------------------------------------------------------------------------------------
Municipal obligations                                                              Yes
----------------------------------------------------------------------------------------------
Preferred stock                                                                    Yes
----------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                              Page 5

INVESTMENT STRATEGY                                                        Authorized for fund
----------------------------------------------------------------------------------------------
Real estate investment trusts                                                      Yes
----------------------------------------------------------------------------------------------
Repurchase agreements                                                              Yes
----------------------------------------------------------------------------------------------
Reverse repurchase agreements                                                      Yes
----------------------------------------------------------------------------------------------
Short sales                                                                        Yes
----------------------------------------------------------------------------------------------
Sovereign debt                                                                     Yes
----------------------------------------------------------------------------------------------
Structured investments                                                             Yes
----------------------------------------------------------------------------------------------
Swap agreements                                                                    Yes
----------------------------------------------------------------------------------------------
Variable- or floating-rate securities                                              Yes
----------------------------------------------------------------------------------------------
Warrants                                                                           Yes
----------------------------------------------------------------------------------------------
When-issued securities and forward commitments                                     Yes
----------------------------------------------------------------------------------------------
Zero-coupon, step-coupon and pay-in-kind securities                                Yes
----------------------------------------------------------------------------------------------


INFORMATION REGARDING RISKS AND INVESTMENT STRATEGIES

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). A mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with a fund at any time (for a description of principal risks for an individual fund, please see that fund's prospectus):

ACTIVE MANAGEMENT RISK. For a fund that is actively managed, its performance will reflect in part the ability of the portfolio managers to select securities and to make investment decisions that are suited to achieving the fund's investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

AFFILIATED FUND RISK. For funds-of-funds, the risk that the investment manager may have potential conflicts of interest in selecting underlying funds because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the investment manager is a fiduciary to the funds and is legally obligated to act in their best interests when selecting underlying funds, without taking fees into consideration.

ALLOCATION RISK. For funds-of-funds, the risk that the investment manager's evaluations regarding asset classes or underlying funds may be incorrect. There is no guarantee that the underlying funds will achieve their investment objectives. There is also a risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the asset class.


BORROWING RISK. To the extent the fund borrows money for investment purposes, which is commonly referred to as "leveraging," the fund's exposure to fluctuations in the prices of its assets will be increased as compared to the fund's exposure if the fund did not borrow. The fund's borrowing activities will exaggerate any increase or decrease in the net asset value of the fund. In addition, the interest which the fund pays on borrowed money, together with any additional costs of maintaining a borrowing facility, are additional costs borne by the fund and could reduce or eliminate any net investment profits. Unless profits on assets acquired with borrowed funds exceed the costs of borrowing, the use of borrowing will diminish the investment performance of the fund compared with what it would have been without borrowing. When the fund borrows money it must comply with certain asset coverage requirements, which at times may require the fund to dispose of some of its holdings, even though it may be disadvantageous to do so at the time.


CREDIT RISK. Credit risk is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable or unwilling to honor a financial obligation, such as payments due on a bond or a note. If the fund purchases unrated securities, or if the rating of a security is reduced after purchase, the fund will depend on the investment manager's analysis of credit risk more heavily than usual.

COUNTERPARTY RISK. Counterparty risk is the risk that a counterparty to a financial instrument entered into by the fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                              Page 6
financial difficulties. The fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only limited recovery or may obtain no recovery in such circumstances. The fund will typically enter into financial instrument transactions with counterparties whose credit rating is investment grade, or, if unrated, determined to be of comparable quality by the investment manager.

DERIVATIVES RISK. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), instrument, currency or index may result in a substantial gain or loss for the Fund. Derivative instruments in which the Fund invests will typically increase the Fund's exposure to Principal Risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty credit risk, hedging risk, leverage risk, and liquidity risk.

Correlation risk is related to hedging risk and is the risk that there may be an incomplete correlation between the hedge and the opposite position, which may result in increased or unanticipated losses.

Counterparty credit risk is the risk that a counterparty to the derivative instrument becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, and the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed.

Hedging risk is the risk that derivative instruments used to hedge against an opposite position may offset losses, but they may also offset gains.

Leverage risk is the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument. Certain derivatives have the potential for unlimited losses, regardless of the size of the initial investment.

Liquidity risk is the risk that the derivative instrument may be difficult or impossible to sell or terminate, which may cause the fund to be in a position to do something the investment manager would not otherwise choose, including accepting a lower price for the derivative instrument, selling other investments or foregoing another, more appealing investment opportunity.

Certain derivatives have the potential for unlimited losses regardless of the size of the initial investment.

DIVERSIFICATION RISK. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.


EXCHANGE-TRADED FUND (ETF) RISK. The price movement of an ETF may not track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the fund's expenses and similar expenses incurred through ownership of the ETF.


FOREIGN/EMERGING MARKETS RISK. The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of the country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets. The liquidity of foreign investments may be more limited than for most U.S. investments, which means that, at times it may be difficult to sell foreign securities at desirable prices.

Currency risk results from the constantly changing exchange rates between local currency and the U.S. dollar. Whenever the fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add to or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                              Page 7

GEOGRAPHIC CONCENTRATION RISK. The fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the specific geographic region in which the fund focuses its investments. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the fund may be more volatile than a more geographically diversified fund.

INFLATION PROTECTED SECURITIES RISK. Inflation-protected debt securities tend to react to change in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of fund distributions that comes from inflation adjustments.

INITIAL PUBLIC OFFERING (IPO) RISK. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent a fund determines to invest in IPOs it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available. The investment performance of a fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. In addition, as a fund increases in size, the impact of IPOs on the fund's performance will generally decrease. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

INTEREST RATE RISK. The securities in the portfolio are subject to the risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices: when interest rates rise, bond prices fall. In general, the longer the maturity or duration of a bond, the greater its sensitivity to changes in interest rates.

ISSUER RISK. An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


LEVERAGE RISK. Leverage occurs when the fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Due to the fact that short sales involve borrowing securities and then selling them, the fund's short sales effectively leverage the fund's assets. The use of leverage may make any change in the fund's net asset value ("NAV") even greater and thus result in increased volatility of returns. The fund's assets that are used as collateral to secure the short sales may decrease in value while the short positions are outstanding, which may force the fund to use its other assets to increase the collateral. Leverage can also create an interest expense that may lower the fund's overall returns. Lastly, there is no guarantee that a leveraging strategy will be successful.


LIQUIDITY RISK. The risk associated from a lack of marketability of securities which may make it difficult or impossible to sell at desirable prices in order to minimize loss. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity.

MARKET RISK. The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably. This risk is generally greater for small and mid-sized companies, which tend to be more vulnerable to adverse developments. In addition, focus on a particular style, for example, investment in growth or value securities, may cause the Fund to underperform other mutual funds if that style falls out of favor with the market.

PREPAYMENT AND EXTENSION RISK. The risk that a bond or other security might be called, or otherwise converted, prepaid, or redeemed, before maturity. This risk is primarily associated with asset-backed securities, including mortgage backed securities. If a security is converted, prepaid, or redeemed, before maturity, particularly during a time of declining interest rates, the portfolio managers may not be able to reinvest in securities providing as high a level of income, resulting in a reduced yield to the fund. Conversely, as interest rates rise, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates because the Fund's investments are locked in at a lower rate for a longer period of time.

QUANTITATIVE MODEL RISK. Securities selected using quantitative methods may perform differently from the market as a whole as a result of the factors used in the quantitative method, the weight placed on each factor, and changes in the factors' historical trends. The quantitative methodology employed by the investment manager has been extensively tested using historical securities market data, but has only recently begun to be used to manage open-end mutual funds. There can be no assurance that the methodology will enable the fund to achieve its objective.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                              Page 8

REINVESTMENT RISK. The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

SECTOR RISK. Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price. The more a fund diversifies, the more it spreads risk and potentially reduces the risks of loss and volatility.


SHORT SALES RISK. The fund may make short sales, which involves selling a security the fund does not own in anticipation that the security's price will decline. The fund must borrow those securities to make delivery to the buyer. The fund may not always be able to borrow a security it wants to sell short. The fund will suffer a loss if it sells a security short and the value of the security rises rather than falls. It is possible that the fund's long positions will decline in value at the same time that the value of its short positions increase, thereby increasing potential losses to the fund. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. The fund may also be required to close out a short position at a time when it might not otherwise choose, for example, if the lender of the security calls it back, which may have the effect of reducing or eliminating potential gain, or cause the fund to realize a loss. Short positions introduce more risk to the fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Additionally, the fund's use of short sales in effect "leverages" the fund, as the fund intends to use the cash proceeds from short sales to invest in additional long positions. This leverage effect potentially exposes the fund to greater risks due to unanticipated market movements, which may magnify losses and increase the volatility of returns. See Leverage Risk and Market Risk.


SMALL AND MID-SIZED COMPANY RISK. Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, experience, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

UNDERLYING FUND SELECTION RISK. For funds-of-funds, the risk that the selected underlying funds' performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative underlying funds that could have been selected to represent the investment category.

INVESTMENT STRATEGIES

The following information supplements the discussion of each fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes strategies that many mutual funds use and types of securities that they purchase. Please refer to the table titled Investment Strategies and Types of Investments to see which are applicable to various categories of funds.

AGENCY AND GOVERNMENT SECURITIES
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.

Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, and Reinvestment Risk.

BORROWING



If the fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. Under the



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1940 Act, the fund is required to maintain continuous asset coverage of 300%
with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the fund's holdings may be disadvantageous from an investment standpoint. Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the income received from the securities purchased with borrowed funds.



Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Borrowing Risk and Inflation Risk.


CASH/MONEY MARKET INSTRUMENTS
Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses. See Appendix A for a discussion of securities ratings.

A fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk and Inflation Risk.

COLLATERALIZED BOND OBLIGATIONS
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tiers investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield Debt Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

COMMERCIAL PAPER
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk and Liquidity Risk.

COMMON STOCK
Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.



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Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Issuer Risk, Market Risk, and Small and Mid-Sized Company Risk.

CONVERTIBLE SECURITIES
Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.

CORPORATE BONDS
Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield Debt Securities (Junk Bonds).) Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEBT OBLIGATIONS
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield Debt Securities (Junk Bonds).)



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Generally, debt obligations that are investment grade are those that have been rated in one of the top four credit quality categories by two out of the three independent rating agencies. In the event that a debt obligation has been rated by only two agencies, the most conservative, or lower, rating must be in one of the top four credit quality categories in order for the security to be considered investment grade. If only one agency has rated the debt obligation, that rating must be in one of the top four credit quality categories for the security to be considered investment grade. See Appendix A for a discussion of securities ratings.

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by a fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating agency or its rating system, a fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Credit Risk, Interest Rate Risk, Issuer Risk, Prepayment and Extension Risk, and Reinvestment Risk.

DEPOSITARY RECEIPTS
Some foreign securities are traded in the form of American Depositary Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, and Market Risk.

DERIVATIVE INSTRUMENTS
Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

A derivative instrument generally consists of, is based upon, or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the


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security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.

Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indexes (such as the S&P 500 Index), foreign currencies and other financial instruments and indexes.

A fund may engage in futures and related options transactions to produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.

Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.



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Options on Indexes. Options on indexes are securities traded on national securities exchanges. An option on an index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level. Options may also be traded with respect to other types of indexes, such as options on indexes of commodities futures.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as part of a mixed straddle and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities. Any losses incurred on securities that are part of a straddle may be deferred to the extent there is unrealized appreciation on the offsetting position until the offsetting position is sold. Federal income tax treatment of gains or losses from transactions in options, options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

Other Risks of Derivatives. The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Derivatives Risk and Liquidity Risk.



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EXCHANGE-TRADED FUNDS
Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.

Although one or more of the other risks described in this SAI may apply, investments in ETFs involve the same risks associated with a direct investment in the types of securities included in the indices the ETFs are designed to replicate, including Market Risk. Shares of an ETF may trade at a market price that is less than their net asset value and an active trading market in such shares may not develop or continue. Finally, there can be no assurance that the portfolio of securities purchased by an ETF to replicate a particular index will replicate such index.

FLOATING RATE LOANS
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.

A fund's ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the fund will invest, however, the investment manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The investment manager's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. The majority of loans the fund will invest in will be rated by one or more of the nationally recognized rating agencies. Investments in loans may be of any quality, including "distressed" loans, and will be subject to the fund's credit quality policy.

Loans may be structured in different forms, including assignments and participations. In an assignment, a fund purchases an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan.

The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that a fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.

Corporate loans in which a fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. Under current market conditions, most of the corporate loans purchased by the fund will represent loans made to highly leveraged corporate borrowers. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. The fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the investment manager believes are attractive arise.

Certain of the loans acquired by a fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.



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Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the investment manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in a fund's portfolio. Possession of such information may in some instances occur despite the investment manager's efforts to avoid such possession, but in other instances the investment manager may choose to receive such information (for example, in connection with participation in a creditors' committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the investment manager's ability to trade in these loans for the account of the fund could potentially be limited by its possession of such information. Such limitations on the investment manager's ability to trade could have an adverse effect on the fund by, for example, preventing the fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.

In some instances, other accounts managed by the investment manager may hold other securities issued by borrowers whose floating rate loans may be held in a fund's portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the fund's portfolio, convertible debt or common or preferred equity securities. In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer's floating rate loans. In such cases, the investment manager may owe conflicting fiduciary duties to the fund and other client accounts. The investment manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the investment manager's client accounts collectively held only a single category of the issuer's securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with floating rate loans include: Credit Risk and Prepayment and Extension Risk.

FOREIGN CURRENCY TRANSACTIONS
Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV (Net Asset Value) to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons, but primarily it will enter into such contracts for risk management (hedging) or for investment purposes.

A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. Unless specifically permitted, a fund would not enter into such forward contracts or maintain a


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net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund may also enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

The funds may also invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument. For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar. Unanticipated changes in the currency exchange results could result in poorer performance for funds that enter into these types of transactions.

A fund may designate cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted. Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.



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Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.

All options written on foreign currencies will be covered. An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations.

The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. (See also Derivative Instruments and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Derivatives Risk, Interest Rate Risk, and Liquidity Risk.



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FOREIGN SECURITIES
Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

The introduction of a single currency, the euro, on Jan. 1, 1999 for participating European nations in the Economic and Monetary Union (EU) presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the admission of other countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk and Issuer Risk.

FUNDING AGREEMENTS
A fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

HIGH-YIELD DEBT SECURITIES (JUNK BONDS)
High yield (high-risk) debt securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

All fixed rate interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than


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are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than a default by issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield debt securities include: Credit Risk, Interest Rate Risk, and Prepayment and Extension Risk.

ILLIQUID AND RESTRICTED SECURITIES
Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.

In determining the liquidity of all securities and derivatives, such as Rule 144A securities, which are unregistered securities offered to qualified institutional buyers, and interest-only and principal-only fixed mortgage-backed securities (IOs and POs) issued by the U.S. government or its agencies and instrumentalities the investment manager, under guidelines established by the Board, will consider any relevant factors including the frequency of trades, the number of dealers willing to purchase or sell the security and the nature of marketplace trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk.

INDEXED SECURITIES
The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk and Market Risk.

INFLATION PROTECTED SECURITIES
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected


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debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

INITIAL PUBLIC OFFERINGS (IPOS)
Companies issuing IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Funds that invest in IPOs can be affected by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.

Although one or more risks described in this SAI may apply, the largest risks associated with IPOs include: Small and Mid-Sized Company Risk and Initial Public Offering (IPO) Risk.

INVERSE FLOATERS
Inverse floaters or inverse floating rate securities are a type of derivative long-term fixed income obligation with a floating or variable interest rate that moves in the opposite direction of short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. As with all long-term fixed income securities, the price of the inverse floater moves inversely with long-term interest rates; as long-term interest rates go down, the price of the inverse floater moves up and, when long-term interest rates go up, the price of the inverse floater moves down. While inverse floater securities tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement (both up and down).

In the municipal market an inverse floater is typically created when the owner of a municipal fixed rate bond transfers that bond to a trust in exchange for cash and a residual interest in the trust's assets and cash flows (inverse floater certificates). The trust funds the purchase of the bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust's underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. The holder of the inverse floating rate securities typically has the right to (1) cause the holders of the short-term floating rate


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notes to tender their notes at par ($100) and (2) to return the inverse floaters and withdraw the underlying bonds, thereby collapsing the trust. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with transactions in inverse floaters include: Interest Rate Risk, Credit Risk, Liquidity Risk and Market Risk.

INVESTMENT COMPANIES
Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Market Risk.

LENDING OF PORTFOLIO SECURITIES
A fund may lend certain of its portfolio securities. The current policy of the Board is to make these loans, either long- or short-term, to broker-dealers. Loans will be structured in a manner that will enable a fund to call the loan in order to vote in a proxy solicitation if the fund has knowledge of a material event to be voted on that would affect the fund's investment in the loaned security. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the Board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk.

LOAN PARTICIPATIONS
Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk.

MORTGAGE- AND ASSET-BACKED SECURITIES
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. Commercial mortgage-backed securities (CMBS) are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of


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POs. If prepayments of principal are greater than anticipated, an investor in
IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Credit Risk, Interest Rate Risk, Liquidity Risk, and Prepayment and Extension Risk.

MORTGAGE DOLLAR ROLLS
Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk and Interest Rate Risk.

MUNICIPAL OBLIGATIONS
Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General obligation bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal lease obligations may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.



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Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See Appendix A for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, and Market Risk.

PREFERRED STOCK
Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk and Market Risk.

REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for a fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Interest Rate Risk, Issuer Risk and Market Risk.

REPURCHASE AGREEMENTS
Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk.



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REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk and Interest Rate Risk.

SHORT SALES

In short selling transactions, a fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a fund must borrow the security to make delivery to the buyer. A fund is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.



Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.



A fund may not always be able to borrow a security it wants to sell short. A fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a fund will fluctuate in response to the movements in the market. Fund performance also will depend on the effectiveness of the investment manager's research and the management team's investment decisions.



Short sales also involve other costs. A fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a fund may be required to pay a premium. A fund also will incur truncation costs in effecting short sales. The amount of any ultimate gain for a fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased, by the amount of premiums, interest or expenses a fund may be required to pay in connection with the short sale. Until a fund closes the short position, it will earmark and reserve fund assets, in cash or liquid securities to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.



Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Market Risk and Short Sales Risk.


SOVEREIGN DEBT
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk and Foreign/Emerging Markets Risk.

STRUCTURED INVESTMENTS
A structured investment is a security whose return is tied to an underlying index or to some other security or pool of assets. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured


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investments are created and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments, such as commercial bank loans, and the issuance by that entity of one or more classes of debt obligations ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities, and interest rate provisions. The extent of the payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Structured securities are often offered in different classes. As a result a given class of a structured security may be either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and at any given time there may be no active trading market for a particular structured security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with structured investments include: Credit Risk and Liquidity Risk.

SWAP AGREEMENTS
Swap agreements are typically individually negotiated agreements that obligate two parties to exchange payments based on a reference to a specified asset, reference rate or index. Swap agreements will tend to shift a party's investment exposure from one type of investment to another. A swap agreement can increase or decrease the volatility of a fund's investments and its net asset value.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. Swap agreements entail the risk that a party will default on its payment obligations. A fund will enter into a swap agreement only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the investment manager. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one Nationally Recognized Statistical Rating Organization (NRSRO) at the time of entering into the transaction. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, a fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Swap agreements are usually entered into without an upfront payment because the value of each party's position is the same. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty or the other.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined specified (notional) amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, treasury rates and other foreign interest rates.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A fund may enter into a currency swap when it has exposure to one currency and desires exposure to a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will also have to pay in full periodically based upon the currency they have borrowed. Change in foreign exchange rates and changes in interest rates, as described above, may negatively affect currency swaps.

Total Return Swaps. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. For example, CMBS total return swaps are bilateral financial contracts designed to replicate synthetically the total returns of commercial mortgage-backed securities. In a typical total return equity swap, payments made by the fund or the counterparty are based on the total return of a particular


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reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

Swaption Transaction. A swaption is an option on a swap agreement and a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms, in return for payment of the purchase price (the "premium") of the option. The fund may write
(sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement.

Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Credit Default Swaps. Credit default swaps are contracts in which third party credit risk is transferred from one party to another party by one party, the protection buyer, making payments to the other party, the protection seller, in return for the ability of the protection buyer to deliver a reference obligation, or portfolio of reference obligations, to the protection seller upon the occurrence of certain credit events relating to the issuer of the reference obligation and receive the notional amount of the reference obligation from the protection seller. A fund may use credit default swaps for various purposes including to increase or decrease its credit exposure to various issuers. For example, as a seller in a transaction, a fund could use credit default swaps as a way of increasing investment exposure to a particular issuer's bonds in lieu of purchasing such bonds directly. Similarly, as a buyer in a transaction, a fund may use credit default swaps to hedge its exposure on bonds that it owns or in lieu of selling such bonds. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the fund. The fund may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the fund generally receives an up front payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. If the fund is a buyer and no credit event occurs, the fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value.

Credit default swap agreements can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or "earmarking" will not limit the fund's exposure to loss.

The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the


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swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Credit Risk, Liquidity Risk and Market Risk.

VARIABLE- OR FLOATING-RATE SECURITIES
Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk.

WARRANTS
Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Market Risk.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, a fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk.

ZERO-COUPON, STEP-COUPON, AND PAY-IN-KIND SECURITIES
These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See Appendix A for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk and Interest Rate Risk.



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A fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

SECURITIES TRANSACTIONS

Except as otherwise noted, the description of policies and procedures in this section also applies to any fund subadviser. Subject to policies set by the Board, as well as the terms of the investment management agreements, the investment manager or subadviser is authorized to determine, consistent with a fund's investment objective and policies, which securities will be purchased, held, or sold. In determining where the buy and sell orders are to be placed, the investment manager has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the Board.

Each fund, the investment manager, any subadviser and RiverSource Distributors, Inc. (principal underwriter and distributor of the funds) has a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the fund.


A fund's securities may be traded on an agency basis with brokers or dealers or on a principal basis with dealers. In an agency trade, the broker-dealer generally is paid a commission. In a principal trade, the investment manager will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. The investment manager may pay the dealer a commission or instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


BROKER-DEALER SELECTION
In selecting broker-dealers to execute transactions, the investment manager and each subadviser will consider from among such factors as the ability to minimize trading costs, trading expertise, infrastructure, ability to provide information or services, financial condition, confidentiality, competitiveness of commission rates, evaluations of execution quality, promptness of execution, past history, ability to prospect for and find liquidity, difficulty of trade, security's trading characteristics, size of order, liquidity of market, block trading capabilities, quality of settlement, specialized expertise, overall responsiveness, willingness to commit capital and research services provided.

The Board has adopted a policy prohibiting the investment manager, or any subadviser, from considering sales of shares of the funds as a factor in the selection of broker-dealers through which to execute securities transactions.

On a periodic basis, the investment manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, including review by an independent third-party evaluator. The review evaluates execution, operational efficiency, and research services.

COMMISSION DOLLARS
Broker-dealers typically provide a bundle of services including research and execution of transactions. The research provided can be either proprietary (created and provided by the broker-dealer) or third party (created by a third party but provided by the broker-dealer). Consistent with the interests of the fund, the investment manager and each subadviser may use broker-dealers who provide both types of research products and services in exchange for commissions, known as "soft dollars," generated by transactions in fund accounts.


The receipt of research and brokerage products and services is used by the investment manager, and by each subadviser, to the extent it engages in such transactions, to supplement its own research and analysis activities, by receiving the views and information of individuals and research staffs of other securities firms, and by gaining access to specialized expertise on individual companies, industries, areas of the economy and market factors. Research and brokerage products and services may include reports on the economy, industries, sectors and individual companies or issuers; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Research services may be used by the investment manager in providing advice to multiple RiverSource accounts, including the funds (or by any subadviser to any other client of the subadviser) even though it is not possible to relate the benefits to any particular account or fund.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The Board has adopted a policy authorizing the investment manager to do so, to the extent authorized by law, if the investment


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manager or subadviser determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or the investment manager's or subadviser's overall responsibilities with respect to a fund and the other funds or accounts for which it acts as investment manager (or by any subadviser to any other client of that subadviser).

As a result of these arrangements, some portfolio transactions may not be effected at the lowest commission, but overall execution may be better. The investment manager and each subadviser have represented that under its procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services and research products and services provided.

The investment manager or a subadviser may use step-out transactions. A "step-out" is an arrangement in which the investment manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The investment manager or subadviser may receive research products and services in connection with step-out transactions.


Use of fund commissions may create potential conflicts of interest between the investment manager or subadviser and a fund. However, the investment manager and each subadviser has policies and procedures in place intended to mitigate these conflicts and ensure that the use of fund commissions falls within the "safe harbor" of Section 28(e) of the Securities Exchange Act of 1934. Some products and services may be used for both investment decision-making and non-investment decision-making purposes ("mixed use" items). The investment manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that fund commissions pay only for the investment decision-making portion of a mixed-use item.


TRADE AGGREGATION AND ALLOCATION
Generally, orders are processed and executed in the order received. When a fund buys or sells the same security as another portfolio, fund, or account, the investment manager or subadviser carries out the purchase or sale pursuant to policies and procedures designed in such a way believed to be fair to the fund. Purchase and sale orders may be combined or aggregated for more than one account if it is believed it would be consistent with best execution. Aggregation may reduce commission costs or market impact on a per-share and per-dollar basis, although aggregation may have the opposite effect. There may be times when not enough securities are received to fill an aggregated order, including in an initial public offering, involving multiple accounts. In that event, the investment manager and each subadviser has policies and procedures designed in such a way believed to result in a fair allocation among accounts, including the fund.

From time to time, different portfolio managers with the investment manager may make differing investment decisions related to the same security. However, with certain exceptions for funds managed using strictly quantitative methods, a portfolio manager or portfolio management team may not sell a security short if the security is owned in another portfolio managed by that portfolio manager or portfolio management team. On occasion, a fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

The investment manager has portfolio management teams in its Minneapolis and Los Angeles offices that may share research information regarding leveraged loans. The investment manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the investment manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the investment manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the investment manager does not aggregate orders in leveraged loans across its portfolio management teams in Minneapolis and Los Angeles, it operates in this structure subject to its duty to seek best execution.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH THE INVESTMENT MANAGER

Affiliates of the investment manager may engage in brokerage and other securities transactions on behalf of a fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. The investment manager will use an affiliate only if (i) the investment manager determines that the fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other


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services for the fund and (ii) the affiliate charges the fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

VALUING FUND SHARES

In determining net assets before shareholder transactions, a fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the "Exchange"):

    - Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

    - Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

    - Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

    - Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

    - Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

    - Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE.

    - Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the Board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.

    - Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

    - Securities without a readily available market price and securities for which the price quotations or valuations received from other sources are deemed unreliable or not reflective of market value are valued at fair value as determined in good faith by the Board. The Board is responsible for selecting methods it believes provide fair value.

    - When possible, bonds are valued by a pricing service independent from the funds. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

The assets of funds-of-funds consist primarily of shares of the underlying funds, which are valued at their NAVs. Other securities held by funds-of-funds are valued as described above.

PORTFOLIO HOLDINGS DISCLOSURE

Each fund's Board and the investment manager believe that the investment ideas of the investment manager with respect to management of a fund should benefit the fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating fund trading strategies or by using fund portfolio holdings information for stock picking. However, each fund's Board also believes that knowledge of the fund's portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

Each fund's Board has therefore adopted the investment manager's policies and approved the investment manager's procedures, including the investment manager's oversight of subadviser practices relating to disclosure of the fund's portfolio



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securities. These policies and procedures are intended to protect the confidentiality of fund portfolio holdings information and generally prohibit the release of such information until such information is made public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the fund not to provide or permit others to provide holdings information on a selective basis, and the investment manager does not intend to selectively disclose holdings information or expect that such holdings information will be selectively disclosed, except where necessary for the fund's operation or where there are legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the fund and its shareholders. Although the investment manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the fund's compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the investment manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.

A complete schedule of each fund's portfolio holdings is available semi-annually and annually in shareholder reports filed on Form N-CSR and, after the first and third fiscal quarters, in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC in accordance with federal securities laws and are generally available within sixty (60) days of the end of a fund's fiscal quarter, on the SEC's website. Once holdings information is filed with the SEC, it will also be posted on the fund's website (riversource.com/funds), and it may be mailed, e-mailed or otherwise transmitted to any person.

In addition, the investment manager makes publicly available, information regarding a fund's top ten holdings (including name and percentage of a fund's assets invested in each such holding) and the percentage breakdown of a fund's investments by country, sector and industry, as applicable. This holdings information is generally made available through the website, marketing communications (including printed advertisements and sales literature), and/or telephone customer service centers that support the fund. This holdings information is generally as of a month-end and is not released until it is at least fifteen (15) days old.

From time to time, the investment manager may make partial or complete fund holdings information that is not publicly available on the website or otherwise available in advance of the time restrictions noted above (1) to its affiliated and unaffiliated service providers that require the information in the normal course of business in order to provide services to the fund (including, without limitation entities identified by name in the fund's prospectus or this SAI), such as custodians, auditors, subadvisers, financial printers (Cenveo, Inc., Vestek, Data Communique, Inc.), pricing services (including Reuters Pricing Service, FT Interactive Data Corporation, Bear Stearns Pricing Service, and Kenny S&P), proxy voting services (Institutional Shareholder Services), and companies that deliver or support systems that provide analytical or statistical information (including Factset Research Systems, Bloomberg, L.P.), (2) to facilitate the review and/or rating of the fund by ratings and rankings agencies (including Morningstar, Inc., Thomson Financial and Lipper Inc.), (3) entities that provide trading, research or other investment related services (including Citigroup, Lehman Brothers Holdings, Merrill Lynch & Co., and Morgan Stanley) and (4) fund intermediaries that include the funds in discretionary wrap or other investment programs that request such information in order to support the services provided to investors in the programs. In such situations, the information is released subject to confidentiality agreements, duties imposed under applicable policies and procedures (for example, applicable codes of ethics) designed to prevent the misuse of confidential information, general duties under applicable laws and regulations, or other such duties of confidentiality. In addition, the fund discloses holdings information as required by federal, state or international securities laws, and may disclose holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Each fund's Board has adopted the policies of the investment manager and approved the procedures Ameriprise Financial has established to ensure that the fund's holdings information is only disclosed in accordance with these policies. Before any selective disclosure of holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee ("PHC"). The PHC is comprised of members from the investment manager's General Counsel's Office, Compliance, and Communications. The PHC has been authorized by the fund's Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a fund and its shareholders, to consider any potential conflicts of interest between the fund, the investment manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure was authorized, including a duty not to trade on such information. Before portfolio holdings may be


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selectively disclosed, requests approved by the PHC must also be authorized by a fund's Chief Compliance Officer or the fund's General Counsel. On at least an annual basis the PHC reviews the approved recipients of selective disclosure and, where appropriate, requires a resubmission of the request, in order to re-authorize any ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the fund's shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.

Although the investment manager has set up these procedures to monitor and control selective disclosure of holdings information, there can be no assurance that these procedures will protect a fund from the potential misuse of holdings information by individuals or firms in possession of that information.

PROXY VOTING

GENERAL GUIDELINES, POLICIES AND PROCEDURES

The funds uphold a long tradition of supporting sound and principled corporate governance. For over 30 years, the Board, which consists of a majority of independent Board members, has determined policies and voted proxies. The funds' investment manager, RiverSource Investments, and the funds' administrator, Ameriprise Financial, provide support to the Board in connection with the proxy voting process.

GENERAL GUIDELINES

CORPORATE GOVERNANCE MATTERS -- The Board supports proxy proposals that it believes are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example:

    - The Board generally votes in favor of proposals for an independent chairman or, if the chairman is not independent, in favor of a lead independent director.

    - The Board supports annual election of all directors and proposals to eliminate classes of directors.

    - In a routine election of directors, the Board will generally vote with management's recommendations because the Board believes that management and nominating committees of independent directors are in the best position to know what qualifications are required of directors to form an effective board. However, the Board will generally vote against a nominee who has been assigned to the audit, compensation or nominating committee if the nominee is not independent of management based on established criteria. The Board will also withhold support for any director who fails to attend 75% of meetings or has other activities that appear to interfere with his or her ability to commit sufficient attention to the company and, in general, will vote against nominees who are determined to have been involved in options backdating.

    - The Board generally supports proposals requiring director nominees to receive a majority of affirmative votes cast in order to be elected to the board, and opposes cumulative voting based on the view that each director elected should represent the interests of all shareholders.

    - Votes in a contested election of directors are evaluated on a case-by-case basis. In general, the Board believes that incumbent management and nominating committees, with access to more and better information, are in the best position to make strategic business decisions. However, the Board will consider an opposing slate if it makes a compelling business case for leading the company in a new direction.

SHAREHOLDER RIGHTS PLANS -- The Board generally supports shareholder rights plans based on a belief that such plans force uninvited bidders to negotiate with a company's board. The Board believes these negotiations allow time for the company to maximize value for shareholders by forcing a higher premium from a bidder, attracting a better bid from a competing bidder or allowing the company to pursue its own strategy for enhancing shareholder value. The Board supports proposals to submit shareholder rights plans to shareholders and supports limiting the vote required for approval of such plans to a majority of the votes cast.

AUDITORS -- The Board values the independence of auditors based on established criteria. The Board supports a reasonable review of matters that may raise concerns regarding an auditor's service that may cause the Board to vote against a management recommendation, including, for example, auditor involvement in significant financial restatements, options backdating, material weaknesses in control, attempts to limit auditor liability or situations where independence has been compromised.



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STOCK OPTION PLANS AND OTHER MANAGEMENT COMPENSATION ISSUES -- The Board expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. The Board votes against proxy proposals that it believes dilute shareholder value excessively.

The Board believes that equity compensation awards can be a useful tool, when not abused, for retaining employees and giving them incentives to engage in conduct that will improve the performance of the company. In this regard, the Board generally favors minimum holding periods of stock obtained by senior management pursuant to an option plan and will vote against compensation plans for executives that it deems excessive.

SOCIAL AND CORPORATE POLICY ISSUES -- The Board believes proxy proposals should address the business interests of the corporation. Shareholder proposals sometime seek to have the company disclose or amend certain business practices based purely on social or environmental issues rather than compelling business arguments. In general, the Board recognizes our fund shareholders are likely to have differing views of social and environmental issues and believes that these matters are primarily the responsibility of a company's management and its board of directors.

POLICIES AND PROCEDURES

The policy of the Board is to vote all proxies of the companies in which a fund holds investments. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside the control of the Board or the Proxy Team (below), not all proxies may be voted. The Board has implemented policies and procedures that have been reasonably designed to vote proxies and to ensure that there are no conflicts between interests of a fund's shareholders and those of the funds' principal underwriters, RiverSource Investments, or other affiliated persons. In exercising its proxy voting responsibilities, the Board may rely upon the research or recommendations of one or more third party service providers.

The administration of the proxy voting process is handled by the RiverSource Proxy Administration Team ("Proxy Team"). In exercising its responsibilities, the Proxy Team may rely upon one or more third party service providers. The Proxy Team assists the Board in identifying situations where its guidelines do not clearly require a vote in a particular manner and assists in researching matters and making voting recommendations. RiverSource Investments may recommend that a proxy be voted in a manner contrary to the Board's guidelines. In making recommendations to the Board about voting on a proposal, the investment manager relies on its own investment personnel (or the investment personnel of a fund's subadviser(s)) and information obtained from an independent research firm. The investment manager makes the recommendation in writing. The process requires that Board members who are independent from the investment manager consider the recommendation and decide how to vote the proxy proposal or establish a protocol for voting the proposal.

On an annual basis, or more frequently as determined necessary, the Board reviews recommendations to revise the existing guidelines or add new guidelines. Recommendations are based on, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The Board considers management's recommendations as set out in the company's proxy statement. In each instance in which a fund votes against management's recommendation (except when withholding votes from a nominated director), the Board sends a letter to senior management of the company explaining the basis for its vote. This permits both the company's management and the Board to have an opportunity to gain better insight into issues presented by the proxy proposal(s).

VOTING IN COUNTRIES OUTSIDE THE UNITED STATES (NON-U.S. COUNTRIES) -- Voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. For example, certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. The Board typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that the Board may determine that the cost of voting outweighs the potential benefit.

SECURITIES ON LOAN -- The Board will generally refrain from recalling securities on loan based upon its determination that the costs and lost revenue to the funds, combined with the administrative effects of recalling the securities, generally outweigh the benefit of voting the proxy. While neither the Board nor the funds' administrator assesses the economic impact and benefits of voting loaned securities on a case-by-case basis, situations may arise where the Board requests that loaned securities be recalled in order to vote a proxy. In this regard, if a proxy relates to matters that may impact the nature of a company, such as a proposed merger or acquisition, and the funds' ownership position is more significant, the Board has established a guideline to direct the funds' administrator to use its best efforts to recall such securities based upon its determination that, in these situations, the benefits of voting such proxies generally outweigh the costs or lost revenue to the funds, or any potential adverse administrative effects to the funds, of not recalling such securities.



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INVESTMENT IN AFFILIATED FUNDS -- Certain RiverSource funds may invest in shares of other RiverSource funds (referred to in this context as "underlying funds") and may own substantial portions of these underlying funds. The proxy policy of the funds is to ensure that direct public shareholders of underlying funds control the outcome of any shareholder vote. To help manage this potential conflict of interest, recognizing that the direct public shareholders of these underlying funds may represent only a minority interest, the policy of the funds is to vote proxies of the underlying funds in the same proportion as the vote of the direct public shareholders. If there are no direct public shareholders of an underlying fund, the policy is to cast votes in accordance with instructions from the independent members of the Board.

OBTAIN A PROXY VOTING RECORD

Each year the RiverSource funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through riversource.com/funds or searching the website of the SEC at www.sec.gov.

SELLING SHARES

A fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the Board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of a fund to sell shares for more than seven days. Such emergency situations would occur if:

    - The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

    - Disposal of a fund's securities is not reasonably practicable or it is not reasonably practicable for the fund to determine the fair value of its net assets, or

    - The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should a fund stop selling shares, the Board may make a deduction from the value of the assets held by the fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.

REJECTION OF BUSINESS

Each fund and RiverSource Distributors, Inc. reserve the right to reject any business, in its sole discretion.

TAXES


Each Fund intends to qualify for and elect the tax treatment applicable to a regulated investment company (RIC) under Subchapter M of the Code. Under federal tax law, by the end of a calendar year a fund that is a RIC must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Such a fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund intends to comply with this federal tax law related to annual distributions and avoid any excise tax. For purposes of the excise tax distributions, section 988 ordinary gains and losses (i.e. certain foreign currency gains and losses) are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.




The Funds intend to comply with the requirements of Section 817(h) and the related regulations issued thereunder by the Treasury Department. These provisions impose certain diversification requirements in order for participating insurance companies and their "separate accounts" which hold shares in the Fund to qualify for special tax treatment described below. Under a
Section 817(h) safe harbor for separate accounts, (a) at least 50% of the market value of the Fund's total assets must be represented by cash, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), the securities of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or in the securities of one or more publicly traded partnerships. In addition, no more than 55% of the assets of the separate account which owns shares in the Fund, including the separate account's proportionate share of the assets of the Fund, can be in cash, cash items, Government securities and securities of other regulated investment companies pursuant to Sec 817(h)


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 35
of the Code. For purposes of the latter diversification requirement, the Fund's beneficial interest in a regulated investment company, a real estate investment trust, a partnership or a grantor trust will not be treated as a single investment of a segregated asset account if the Fund meets certain requirements related to its ownership and access. Instead, a pro rata portion of each asset of the investment company, partnership, or trust will be treated as an asset of the segregated asset account. The Funds intend to meet such requirements.


The Funds may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). To avoid taxation, a Fund may make an election to mark to market its PFIC stock. A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.


Income earned by a Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to fund distributions.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 36

SERVICE PROVIDERS

INVESTMENT MANAGEMENT SERVICES

RiverSource Investments is the investment manager for each fund. Under the Investment Management Services Agreement, the investment manager, subject to the policies set by the Board, provides investment management services.

The funds do not pay the investment manager a direct fee for investment management services. Under the agreement, the funds will pay taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; registration fees for public sale of securities; certain legal fees; consultants' fees; compensation or Board members, officers and employees not employed by the investment manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expenses related to a fund's participation in inverse floater structures; and expense properly payable by a fund, approved by the Board.

MANAGER OF MANAGERS EXEMPTION
The RiverSource funds have received an order from the SEC that permits RiverSource Investments, subject to the approval of the Board, to appoint a subadviser or change the terms of a subadvisory agreement for a fund without first obtaining shareholder approval. The order permits the fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.


PORTFOLIO MANAGERS. For all funds the following provides information about the funds' portfolio managers as of December 31, 2007.


                           TABLE 3. PORTFOLIO MANAGERS


                                         OTHER ACCOUNTS MANAGED (EXCLUDING THE FUND)
                                -------------------------------------------------------------  OWNERSHIP   POTENTIAL
                PORTFOLIO       NUMBER AND TYPE       APPROXIMATE        PERFORMANCE BASED      OF FUND    CONFLICTS   STRUCTURE OF
FUND            MANAGER         OF ACCOUNT(A)         TOTAL NET ASSETS   ACCOUNTS(B)             SHARES   OF INTEREST  COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------------
FOR FUNDS WITH FISCAL PERIOD ENDING DECEMBER 31
-----------------------------------------------------------------------------------------------------------------------------------
                Dimitris
Aggressive      Bertsimas       19 RICs               $7.62 billion      7 RICs ($6.14 B)
                                3 PIVs                $68.44 million
                                16 other accounts     $3.05 billion
                -----------------------------------------------------------------------------
                Tao Qiu         None                  None               None                  None           (1)           (2)
                -----------------------------------------------------------------------------
                Colin Lundgren  13 RICs               $2.09 billion      None
                --------------
                Erol
                Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
                Dimitris
Conservative    Bertsimas       19 RICs               $7.62 billion      7 RICs ($6.14 B)
                                3 PIVs                $68.44 million
                                16 other accounts     $3.05 billion
                -----------------------------------------------------------------------------
                Tao Qiu         None                  None               None                  None           (1)           (2)
                -----------------------------------------------------------------------------
                Colin Lundgren  13 RICs               $2.09 billion      None
                --------------
                Erol
                Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
                Dimitris
Moderate        Bertsimas       19 RICs               $7.62 billion      7 RICs ($6.14 B)
                                3 PIVs                $68.44 million
                                16 other accounts     $3.05 billion
                -----------------------------------------------------------------------------
                Tao Qiu         None                  None               None                  None           (1)           (2)
                -----------------------------------------------------------------------------
                Colin Lundgren  13 RICs               $2.09 billion      None
                --------------
                Erol
                Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
Moderately      Dimitris
  Aggressive    Bertsimas       19 RICs               $7.62 billion      7 RICs ($6.14 B)
                                3 PIVs                $68.44 million
                                16 other accounts     $3.05 billion
                -----------------------------------------------------------------------------
                Tao Qiu         None                  None               None                  None           (1)           (2)
                -----------------------------------------------------------------------------
                Colin Lundgren  13 RICs               $2.09 billion      None
                --------------
                Erol
                Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------
Moderately      Dimitris
  Conservative  Bertsimas       19 RICs               $7.62 billion      7 RICs ($6.14 B)
                                3 PIVs                $68.44 million
                                16 other accounts     $3.05 billion
                -----------------------------------------------------------------------------
                Tao Qiu         None                  None               None                  None           (1)           (2)
                -----------------------------------------------------------------------------
                Colin Lundgren  13 RICs               $2.09 billion      None
                --------------
                Erol
                Sonderegger
-----------------------------------------------------------------------------------------------------------------------------------







RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 37

(a) RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.



(b) Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.



POTENTIAL CONFLICTS OF INTEREST


(1) Management of the Disciplined Asset Allocation Portfolio fund-of-funds differs from that of the other RiverSource funds. The portfolio management process is set forth generally below and in more detail in the funds' prospectus. Management of the portfolios is based on proprietary, quantitative techniques and qualitative review of the quantitative output. Using these methodologies, a group of RiverSource investment professionals allocates each fund's assets within and across different asset classes in an effort to achieve the fund's objective of providing a high level of current income and growth of capital. After the initial allocation, the fund will be rebalanced monthly in an effort to maximize the level of income and capital growth, incorporating various measures of relative value subject to constraints that set minimum or maximum exposure within asset classes, as set forth in the prospectus. Within the equity and fixed income asset classes, the quantitative model establishes allocations for the funds, seeking to achieve each fund's objective by investing in defined investment categories. The target allocation range constraints are intended, in part, to promote diversification within the asset classes.



        Because of the structure of the fund-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other funds. These potential conflicts of interest include:



        - In certain cases, the portfolio managers of the underlying funds are the same as the portfolio managers of the Disciplined Asset Allocation Portfolios, and could influence the allocation of funds-of-funds assets to or away from the underlying funds that they manage.



        - RiverSource Investments, LLC and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.



        - RiverSource Investments, LLC monitors the performance of the underlying funds and may, from time to time, recommend to the board of directors of the funds a change in portfolio management or fund strategy or the closure or merger of an underlying fund. In addition, RiverSource Investments, LLC may believe that certain RiverSource funds may benefit from additional assets or could be harmed by redemptions. All of these factors may also influence decisions in connection with the allocation of funds-of-funds assets to or away from certain underlying funds.



        In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other "investment access persons" to invest in securities that may be recommended or traded in the fund and other client accounts.


STRUCTURE OF COMPENSATION

(2) Portfolio manager compensation is typically comprised of (i) a base salary, (ii) an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and may include (iii) an equity incentive award in the form of stock options and/or restricted stock. The annual bonus is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include mutual funds, wrap accounts, institutional portfolios and hedge funds. Funding for the bonus pool for equity portfolio managers is determined by a percentage of the aggregate assets under management in the accounts managed by the portfolio managers, including the fund, and by the short term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to the relevant peer group universe. Funding for the bonus pool for fixed income portfolio managers is determined by the aggregate market competitive bonus targets for the teams of which the portfolio manager is a member and by the short-term (typically one-year) and long-term (typically three-year) performance of those accounts in relation to applicable benchmarks or the relevant peer group universe. With respect to hedge funds and separately managed accounts that follow a hedge fund mandate, funding for the bonus pool is a percentage of performance fees earned on the hedge funds or accounts managed by the portfolio managers.



        Senior management of RiverSource Investments has the discretion to increase or decrease the size of the part of the bonus pool and to determine the exact amount of each portfolio manager's bonus paid from this portion of the bonus pool based on his/her performance as an employee. In addition, where portfolio managers invest in a hedge fund managed by the investment manager, they receive a cash reimbursement for the investment management fees charged on their hedge fund investments. RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 38
        more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.


ADMINISTRATIVE SERVICES



Each fund has an Administrative Services Agreement with Ameriprise Financial. Under this agreement, the fund pays Ameriprise Financial for providing administration and accounting services. The fees are calculated as follows:


             TABLE 4. ADMINISTRATIVE SERVICES AGREEMENT FEE SCHEDULE


                                                          ASSET LEVELS AND BREAKPOINTS IN APPLICABLE FEES
                                    -------------------------------------------------------------------------------------------
                                                       $500,000,001 -   $1,000,000,001 -   $3,000,000,001 -
FUND                                $0 - 500,000,000    1,000,000,000     3,000,000,000     12,000,000,000    $12,000,000,001 +
-------------------------------------------------------------------------------------------------------------------------------
Aggressive                                0.020             0.020             0.020              0.020              0.020
Conservative
Moderate
Moderately Aggressive
Moderately Conservative
-------------------------------------------------------------------------------------------------------------------------------




The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding day.

Third parties with which Ameriprise Financial contracts to provide services for the fund or its shareholders may pay a fee to Ameriprise Financial to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the fund.

TRANSFER AGENCY SERVICES

Each fund has a Transfer Agency and Servicing Agreement with RiverSource Service Corporation located at 734 Ameriprise Financial Center, Minneapolis, MN 55474. This agreement governs RiverSource Service Corporation's responsibility for administering and/or performing transfer agent functions and for acting as service agent in connection with dividend and distribution functions in connection with the sale and redemption of the fund's shares. Under the agreement, RiverSource Service Corporation will earn a fee equal to 0.06% of the average daily net assets of the fund. The transfer agent may hire third parties to perform services under this agreement. The fees paid to RiverSource Service Corporation may be changed by the Board without shareholder approval.

DISTRIBUTION SERVICES

RiverSource Distributors, Inc. (RiverSource Distributors), 50611 Ameriprise Financial Center, Minneapolis, MN 55474, a wholly-owned subsidiary of Ameriprise Financial, Inc., is the funds' principal underwriter. Each fund's shares are offered on a continuous basis.

PLAN AND AGREEMENT OF DISTRIBUTION


To help defray the cost of distribution and servicing, each fund approved a Plan of Distribution (the "Plan") and entered into an agreement under the Plan pursuant to Rule 12b-1 under the 1940 Act with RiverSource Distributors. Under the Plan, of the type known as a reimbursement plan, the fund pays a fee up to actual expenses incurred at an annual rate of up to 0.25% of the fund's average daily net assets.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the RiverSource Variable Portfolio Funds. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses. Payments under the Plan are intended to result in an increase in fund assets and thus potentially result in economies of scale and lower costs for all shareholders.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 39

The Plan must be approved annually by the Board, including a majority of the disinterested Board members, if it is to continue for more than a year. At least quarterly, the Board reviews written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of Board members who are not interested persons of the fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the fund or by RiverSource Distributors. Any agreement related to the Plan will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the Board members, including a majority of the Board members who are not interested persons of the fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested Board members is the responsibility of the other disinterested Board members. No Board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

CUSTODIAN SERVICES

The fund's securities and cash are held by Ameriprise Trust Company, 200 Ameriprise Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian has entered into a subcustodian agreement with The Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of The Bank of New York or in other financial institutions as permitted by law and by the fund's subcustodian agreement.

BOARD SERVICES CORPORATION

The funds have an agreement with Board Services Corporation (Board Services) located at 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402. This agreement sets forth the terms of Board Services' responsibility to serve as an agent of the funds for purposes of administering the payment of compensation to each in dependent Board member, to provide office space for use by the funds and their boards, and to provide any other services to the boards or the independent members, as may be reasonably requested.

ORGANIZATIONAL INFORMATION

Each fund is an open-end management investment company. The fund's headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

Each fund is owned by subaccounts, its shareholders. The shares of a fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

VOTING RIGHTS

For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance contract prospectus. All shares have voting rights over the fund's management and fundamental policies. Each share is entitled to vote based on the total dollar interest in the fund. All shares have cumulative voting rights with respect to the election of Board members. This means that shareholders have as many votes as the dollar amount owned, including the fractional amount, multiplied by the number of members to be elected.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligation. However, the Declaration of Trust that establishes a trust, a copy of which, together with all amendments thereto (the "Declaration of Trust"), is on file with the office of the Secretary of the Commonwealth of Massachusetts for each applicable fund, contains an express disclaimer of shareholder liability for acts or


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 40
obligations of the Trust, or of any fund in the Trust. The Declaration of Trust provides that, if any shareholder (or former shareholder) of a fund in the Trust is charged or held to be personally liable for any obligation or liability of the Trust, or of any fund in the Trust, solely by reason of being or having been a shareholder and not because of such shareholder's acts or omissions or for some other reason, the Trust (upon request of the shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the shareholder or former shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the fund of which such shareholder or former shareholder is or was the holder of shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

The Declaration of Trust also provides that the Trust may maintain appropriate insurance (for example, fidelity bond and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually, but only upon the assets and property of the Trust, and that the Trustees will not be liable for any action or failure to act, errors of judgment, or mistakes of fact or law, but nothing in the Declaration of Trust or other agreement with a Trustee protects a Trustee against any liability to which he or she would otherwise be subject by reason of his or her willful bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. By becoming a shareholder of the fund, each shareholder shall be expressly held to have assented to and agreed to be bound by the provisions of the Declaration of Trust.


                TABLE 5. FUND HISTORY TABLE FOR RIVERSOURCE FUNDS


                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                         ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE BOND SERIES, INC.(2)           4/29/81, 6/13/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                                    2/16/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                             6/19/03                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Inflation Protected                                   3/4/04                                                  No
  Securities Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Limited Duration Bond Fund                            6/19/03                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-EXEMPT TRUST                      4/7/86                     Business Trust       MA       8/31(10)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund                            8/18/86                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIMENSIONS SERIES, INC.        2/20/68, 6/13/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid                             5/18/06                                                Yes
  Cap Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value                           2/16/06                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE DIVERSIFIED INCOME SERIES,     6/27/74, 6/31/86(1)
  INC.(2)                                                                     Corporation       NV/MN       8/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund(3)                              10/3/74                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE EQUITY SERIES, INC.            3/18/57, 6/13/86(1)                Corporation       NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Mid Cap Growth Fund(4)                                6/4/57                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GLOBAL SERIES, INC.                 10/28/88                      Corporation        MN         10/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Absolute Return Currency                              6/15/06                                                 No
  and Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                            2/16/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Bond Fund                                      3/20/89                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Global Technology Fund                               11/13/96                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Emerging Markets                                    11/13/96                                                Yes
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Global Equity                                        5/29/90                                                Yes
  Fund(5),(6),(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE GOVERNMENT INCOME SERIES,            3/12/85
  INC.                                                                        Corporation        MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Short Duration U.S.                                   8/19/85                                                Yes
  Government Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage                              2/14/02                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE HIGH YIELD INCOME SERIES,                             8/17/83
  INC.                                                                        Corporation        MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund(3)                               12/8/83                                                Yes
---------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 41

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                         ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INCOME SERIES, INC.(7)         2/10/45, 6/13/86(1)                Corporation       NV/MN       1/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income                           2/16/06                                                 No
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced                               2/16/06                                                 No
  Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate                               2/16/06                                                 No
  Income Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL MANAGERS               5/9/01
  SERIES, INC.(2)                                                             Corporation        MN         10/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International                                9/28/01                                                Yes
  Select Growth Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International                                9/28/01                                                Yes
  Select Value Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners International                                10/3/02                                                Yes
  Small Cap Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INTERNATIONAL SERIES,                7/18/84
  INC.(2)                                                                     Corporation        MN         10/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined International                             5/18/06                                                Yes
  Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle European Equity                                      6/26/00                                                Yes
  Fund(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle International Opportunity                           11/15/84                                                Yes
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE INVESTMENT SERIES, INC.        1/18/40, 6/13/86(1)                Corporation       NV/MN       9/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Balanced Fund(4)                                      4/16/40                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap                                 5/17/07                                                Yes
  Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Diversified Equity Income                            10/15/90                                                Yes
  Fund
RiverSource Mid Cap Value Fund                                    2/14/02                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE LARGE CAP SERIES, INC.(2)      5/21/70, 6/13/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund(4)                            4/24/03                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Growth Fund                                           3/1/72                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Equity Fund                                 3/28/02                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Large Cap Value Fund                                  6/27/02                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MANAGERS SERIES, INC.(2)             3/20/01                      Corporation        MN         5/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Aggressive Growth                            4/24/03                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Fundamental Value                            6/18/01                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Select Value                                 3/8/02                                                 Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Equity                             3/8/02                                                 Yes
  Fund(4),(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Value                              6/18/01                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MARKET ADVANTAGE SERIES,             8/25/89
  INC.                                                                        Corporation        MN         1/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                                     3/4/04                                                 Yes
  Conservative Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                            3/4/04                                                 Yes
  Conservative Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                            3/4/04                                                 Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Moderate                            3/4/04                                                 Yes
  Aggressive Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder                                     3/4/04                                                 Yes
  Aggressive Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Portfolio Builder Total                               3/4/04                                                 Yes
  Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource S&P 500 Index Fund                                   10/25/99                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Small Company Index Fund                              8/19/96                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE MONEY MARKET SERIES, INC.      8/22/75, 6/13/86(1)                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Cash Management Fund                                  10/6/75                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SECTOR SERIES, INC.                  3/25/88                      Corporation        MN         6/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Dividend Opportunity                                  8/1/88                                                 Yes
  Fund(8)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Real Estate Fund                                      3/4/04                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SELECTED SERIES, INC.                10/5/84                      Corporation        MN         3/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Precious Metals and Mining                            4/22/86                                                 No
  Fund(9)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SERIES TRUST                         1/27/06                    Business Trust       MA         4/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource 120/20 Contrarian Equity                             10/18/07                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource 130/30 U.S. Equity                                   10/18/07                                                Yes
---------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 42

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                         ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2010 Fund                             5/18/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2015 Fund                             5/18/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2020 Fund                             5/18/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2025 Fund                             5/18/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2030 Fund                             5/18/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2035 Fund                             5/18/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2040 Fund                             5/18/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Retirement Plus 2045 Fund                             5/18/06                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SHORT TERM INVESTMENTS         4/23/68, 6/13/86(1)
  SERIES, INC.                                                                Corporation       NV/MN       7/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Short-Term Cash Fund                                  9/26/06                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES            4/7/86
  TRUST                                                                     Business Trust       MA       8/31(10)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt Fund                             8/18/86                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource New York Tax-Exempt Fund                              8/18/86                                                 No
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGIC ALLOCATION SERIES,         10/9/84
  INC.(2)                                                                     Corporation        MN         9/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Allocation                                  1/23/85                                                Yes
  Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Strategic Income Allocation                           5/17/07                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE STRATEGY SERIES, INC.                1/24/84                      Corporation        MN         3/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Equity Value Fund                                     5/14/84                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Small Cap Growth                             1/24/01                                                Yes
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Small Cap Advantage Fund                              5/4/99                                                 Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT INCOME SERIES,     12/21/78, 6/13/86(1)
  INC.(2)                                                                     Corporation       NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt High Income                                5/7/79                                                 Yes
  Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT MONEY MARKET        2/29/80, 6/13/86(1)
  SERIES, INC.(2)                                                             Corporation       NV/MN       12/31
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Money Market                               8/5/80                                                 Yes
  Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE TAX-EXEMPT SERIES, INC.        9/30/76, 6/13/86(1)                Corporation       NV/MN       11/30
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Intermediate Tax-Exempt                              11/13/96                                                Yes
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Tax-Exempt Bond Fund                                 11/24/76                                                Yes
---------------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE VARIABLE SERIES TRUST(12)             9/07                      Business Trust       MA         12/31
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        --                                                   Yes
  Portfolios -- Aggressive
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        --                                                   Yes
  Portfolios -- Conservative
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        --                                                   Yes
  Portfolios -- Moderate
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        --                                                   Yes
  Portfolios -- Moderately Aggressive
---------------------------------------------------------------------------------------------------------------------------------
Disciplined Asset Allocation                                        --                                                   Yes
  Portfolios -- Moderately Conservative
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                     5/1/06                                                 Yes
  Portfolio -- Fundamental Value
  Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                     2/4/04                                                 Yes
  Portfolio -- Select Value Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Partners Variable                                     8/14/01                                                Yes
  Portfolio -- Small Cap Value Fund(11)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              4/30/86                                                Yes
  Portfolio -- Balanced Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash                           10/31/81                                                Yes
  Management Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Core                            9/10/04                                                Yes
  Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                             10/13/81                                                Yes
  Portfolio -- Diversified Bond Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              9/15/99                                                Yes
  Portfolio -- Diversified Equity Income
  Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              5/1/96                                                  No
  Portfolio -- Global Bond Fund
---------------------------------------------------------------------------------------------------------------------------------



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 43

                                                                                                           FISCAL
                                                 DATE OF        DATE BEGAN      FORM OF       STATE OF      YEAR
FUND*                                         ORGANIZATION      OPERATIONS   ORGANIZATION   ORGANIZATION     END    DIVERSIFIED**
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              9/13/04                                                 No
  Portfolio -- Global Inflation
  Protected Securities Fund(13)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              9/15/99                                                Yes
  Portfolio -- Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- High                            5/1/96                                                 Yes
  Yield Bond Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable                                              6/1/04                                                 Yes
  Portfolio -- Income Opportunities Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Large                          10/13/81                                                Yes
  Cap Equity Fund(5)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Large                           02/4/04                                                Yes
  Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid                             5/1/01                                                 Yes
  Cap Growth Fund(4)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid                             5/2/05                                                 Yes
  Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- S&P                             5/1/00                                                 Yes
  500 Index Fund
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short                           9/15/99                                                Yes
  Duration U.S. Government Fund(3)
---------------------------------------------------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Small                           9/15/99                                                Yes
  Cap Advantage Fund
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable                                             5/1/00                                                 Yes
  Portfolio -- Emerging Markets
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------
Threadneedle Variable Portfolio --                                1/13/92                                                Yes
  International Opportunity
  Fund(4),(5),(11)
---------------------------------------------------------------------------------------------------------------------------------




      * Effective Oct. 1, 2005 American Express Funds changed its name to RiverSource funds and the names Threadneedle and Partners were removed from fund names.



     ** If a non-diversified fund is managed as if it were a diversified fund for a period of three years, its status under the 1940 Act will convert automatically from non-diversified to diversified. A diversified fund may convert to non-diversified status only with shareholder approval.



    (1) Date merged into a Minnesota corporation incorporated on April 7, 1986.



    (2) Effective April 21, 2006, AXP Discovery Series, Inc. changed its name to RiverSource Bond Series, Inc.; AXP Fixed Income Series, Inc. changed its name to RiverSource Diversified Income Series, Inc.; AXP Growth Series, Inc. changed its name to RiverSource Large Cap Series, Inc.; AXP High Yield Tax-Exempt Series, Inc. changed its name to RiverSource Tax-Exempt Income Series, Inc.; AXP Managed Series, Inc. changed its name to RiverSource Strategic Allocation Series, Inc.; AXP Partners International Series, Inc. changed its name to RiverSource International Managers Series, Inc.; AXP Partners Series, Inc. changed its name to RiverSource Managers Series, Inc.; AXP Tax-Free Money Series, Inc. changed its name to RiverSource Tax-Exempt Money Market Series, Inc.; and for all other corporations and business trusts, AXP was replaced with RiverSource in the registrant name.



    (3) Effective June 27, 2003, Bond Fund changed its name to Diversified Bond Fund, Federal Income Fund changed its name to Short Duration U.S. Government Fund and Extra Income Fund changed its name to High Yield Bond Fund, Variable Portfolio -- Bond Fund changed its name to Variable Portfolio -- Diversified Bond Fund, Variable Portfolio -- Extra Income Fund changed its name to Variable Portfolio -- High Yield Bond Fund and Variable Portfolio -- Federal Income Fund changed its name to Variable Portfolio -- Short Duration U.S. Government Fund.



    (4) Effective Oct. 1, 2005, Equity Select Fund changed its name to Mid Cap Growth Fund, High Yield Tax-Exempt Fund changed its name to Tax- Exempt High Income Fund, Managed Allocation Fund changed its name to Strategic Allocation Fund, Mutual changed its name to Balanced Fund, Partners Growth Fund changed its name to Fundamental Growth Fund, Partners International Core Fund changed its name to International Equity Fund, Partners Small Cap Core Fund changed its name to Small Cap Equity Fund, Quantitative Large Cap Equity Fund changed its name to Disciplined Equity Fund, Tax-Free Money Fund changed its name to Tax-Exempt Money Market Fund, and Threadneedle International Fund changed its name to International Opportunity Fund. Variable Portfolio -- Equity Select Fund changed its name to Variable Portfolio -- Mid Cap Growth Fund, Variable Portfolio -- Threadneedle Emerging Markets Fund changed its name to Variable Portfolio -- Emerging Markets Fund, Variable
        Portfolio -- Threadneedle International Fund changed its name to Variable Portfolio -- International Opportunity Fund, and Variable Portfolio -- Managed Fund changed its name to Variable
        Portfolio -- Balanced Fund.



    (5) Effective July 9, 2004, Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund, European Equity Fund changed its name to Threadneedle European Equity Fund, Global Equity Fund changed its name to Threadneedle Global Equity Fund, and International Fund changed its name to Threadneedle International Fund, Variable Portfolio -- Capital Resource Fund changed its name to Variable Portfolio -- Large Cap Equity Fund, Variable Portfolio -- Emerging Markets Fund changed its name to Variable Portfolio -- Threadneedle Emerging Markets Fund and Variable Portfolio -- International Fund changed its name to Variable Portfolio -- Threadneedle International Fund.



    (6) Effective Oct. 20, 2003, Global Growth Fund changed its name to Global Equity Fund.



    (7) Effective Jan. 31, 2008, the fiscal year end was changed from May 31 to Jan. 31.



    (8) Effective Feb. 18, 2004, Utilities Fund changed its name to Dividend Opportunity Fund.



    (9) Effective Nov. 1, 2006, Precious Metals Fund changed its name to Precious Metals and Mining Fund.




RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 44

   (10) Effective April 13, 2006, the fiscal year end was changed from June 30 to Aug. 31.



   (11) Effective March 31, 2008, RiverSource Emerging Markets Fund changed its name to Threadneedle Emerging Markets Fund; RiverSource Global Equity Fund changed its name to Threadneedle Global Equity Fund; RiverSource European Equity Fund changed its name to Threadneedle European Equity Fund; RiverSource International Opportunity Fund changed its name to Threadneedle International Opportunity Fund; RiverSource International Aggressive Growth Fund changed its name to RiverSource Partners International Select Growth Fund; RiverSource International Select Value Fund changed its name to RiverSource Partners International Select Value Fund; RiverSource International Small Cap Fund changed its name to RiverSource Partners International Small Cap Fund; RiverSource Aggressive Growth Fund changed its name to RiverSource Partners Aggressive Growth Fund; RiverSource Fundamental Value Fund changed its name to RiverSource Partners Fundamental Value Fund; RiverSource Select Value Fund changed its name to RiverSource Partners Select Value Fund; RiverSource Small Cap Equity Fund changed its name to RiverSource Partners Small Cap Equity Fund; RiverSource Small Cap Value Fund changed its name to RiverSource Partners Small Cap Value Fund; RiverSource Small Cap Growth Fund changed its name to RiverSource Partners Small Cap Growth Fund; RiverSource Variable Portfolio -- Fundamental Value Fund changed its name to RiverSource Partners Variable
        Portfolio -- Fundamental Value Fund; RiverSource Variable
        Portfolio -- Select Value Fund changed its name to RiverSource Partners Variable Portfolio -- Select Value Fund; and RiverSource Variable Portfolio -- Small Cap Value Fund changed its name to RiverSource Partners Variable Portfolio -- Small Cap Value Fund.



   (12) Prior to January 2008, the assets in the funds in RiverSource Variable Series Trust were held by funds organized under six separate Minnesota Corporations.



   (13) Effective June 8, 2005, Variable Portfolio -- Inflation Protected Securities Fund changed its name to Variable Portfolio -- Global Inflation Protected Securities Fund.


BOARD MEMBERS AND OFFICERS

Shareholders elect a Board that oversees a fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.


The following is a list of each fund's Board members. Each member oversees 96 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.



                             TABLE 6. BOARD MEMBERS


INDEPENDENT BOARD MEMBERS


                         POSITION
                           HELD
                        WITH FUNDS
                            AND
                         LENGTH OF      PRINCIPAL OCCUPATION           OTHER         COMMITTEE
  NAME, ADDRESS, AGE      SERVICE      DURING PAST FIVE YEARS      DIRECTORSHIPS    MEMBERSHIPS
-----------------------------------------------------------------------------------------------
Kathleen Blatz          Board       Chief Justice, Minnesota      None             Board
901 S. Marquette Ave.   member      Supreme Court, 1998-2006;                      Governance,
Minneapolis, MN 55402   since 2006  Attorney                                       Investment
Age 53                                                                             Review,
                                                                                   Joint Audit
-----------------------------------------------------------------------------------------------
Arne H. Carlson         Board       Chair, RiverSource Funds,     None             Board
901 S. Marquette Ave.   member      1999-2006; former Governor                     Governance,
Minneapolis, MN 55402   since 1999  of Minnesota                                   Compliance,
Age 73                                                                             Contracts,
                                                                                   Executive,
                                                                                   Investment
                                                                                   Review
-----------------------------------------------------------------------------------------------
Pamela G. Carlton       Board       President, Springboard-       None             Investment
901 S. Marquette Ave.   member      Partners in Cross Cultural                     Review,
Minneapolis, MN 55402   since 2007  Leadership (consulting                         Joint Audit
Age 53                              company)
-----------------------------------------------------------------------------------------------
Patricia M. Flynn       Board       Trustee Professor of          None             Board
901 S. Marquette Ave.   member      Economics and Management,                      Governance,
Minneapolis, MN 55402   since 2004  Bentley College; former                        Contracts,
Age 57                              Dean, McCallum Graduate                        Investment
                                    School of Business, Bentley                    Review
                                    College
-----------------------------------------------------------------------------------------------
Anne P. Jones           Board       Attorney and Consultant       None             Board
901 S. Marquette Ave.   member                                                     Governance,
Minneapolis, MN 55402   since 1985                                                 Compliance,
Age 73                                                                             Executive,
                                                                                   Investment
                                                                                   Review,
                                                                                   Joint Audit
-----------------------------------------------------------------------------------------------


RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 45

                         POSITION
                           HELD
                        WITH FUNDS
                            AND
                         LENGTH OF      PRINCIPAL OCCUPATION           OTHER         COMMITTEE
  NAME, ADDRESS, AGE      SERVICE      DURING PAST FIVE YEARS      DIRECTORSHIPS    MEMBERSHIPS
-----------------------------------------------------------------------------------------------
Jeffrey Laikind, CFA    Board       Former Managing Director,     American         Investment
901 S. Marquette Ave.   member      Shikiar Asset Management      Progressive      Review,
Minneapolis, MN 55402   since 2005                                Insurance        Joint Audit
Age 72
-----------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.   Board       President Emeritus and        Valmont          Board
901 S. Marquette Ave.   member      Professor of Economics,       Industries,      Governance,
Minneapolis, MN 55402   since 2002  Carleton College              Inc.             Compliance,
Age 69                  and Chair                                 (manufactures    Contracts,
                        of                                        irrigation       Executive,
                        the Board                                 systems)         Investment
                        since 2007                                                 Review
-----------------------------------------------------------------------------------------------
Catherine James Paglia  Board       Director, Enterprise Asset    None             Compliance,
901 S. Marquette Ave.   member      Management, Inc. (private                      Contracts,
Minneapolis, MN 55402   since 2004  real estate and asset                          Executive,
Age 55                              management company)                            Investment
                                                                                   Review
-----------------------------------------------------------------------------------------------
Alison Taunton-Rigby    Board       Chief Executive Officer and   Idera            Contracts,
901 S. Marquette Ave.   member      Director, RiboNovix, Inc.     Pharmaceuti-     Executive,
Minneapolis, MN 55402   since 2002  since 2003 (biotechnology);   cals, Inc.       Investment
Age 63                              former President, Forester    (biotechnol-     Review
                                    Biotech                       ogy);
                                                                  Healthways,
                                                                  Inc.  (health
                                                                  management
                                                                  programs)
===============================================================================================




BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                    POSITION
                                      HELD
                                   WITH FUNDS
                                       AND                                    OTHER
                                    LENGTH OF     PRINCIPAL OCCUPATION      DIRECTOR-    COMMITTEE
        NAME, ADDRESS, AGE           SERVICE     DURING PAST FIVE YEARS       SHIPS     MEMBERSHIPS
---------------------------------------------------------------------------------------------------
William F. Truscott                Board       President - U.S. Asset      None         Investment
53600 Ameriprise Financial Center  member      Management and Chief                     Review
Minneapolis, MN 55474              since       Investment Officer,
Age 47                             2001, Vice  Ameriprise Financial, Inc.
                                   President   and President, Chairman of
                                   since 2002  the Board and Chief
                                               Investment Officer,
                                               RiverSource Investments,
                                               LLC since 2005; Director,
                                               President and Chief
                                               Executive Officer,
                                               Ameriprise Certificate
                                               Company since 2006;
                                               Chairman of the Board,
                                               Chief Executive Officer
                                               and President, RiverSource
                                               Distributors, Inc. since
                                               2006; Senior Vice
                                               President - Chief
                                               Investment Officer,
                                               Ameriprise Financial, Inc.
                                               and Chairman of the Board
                                               and Chief Investment
                                               Officer, RiverSource
                                               Investments, LLC, 2001-
                                               2005
===================================================================================================




  * Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 46

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the fund's other officers are:


                             TABLE 7. FUND OFFICERS



                                       POSITION HELD
                                      WITH FUNDS AND
                                         LENGTH OF                   PRINCIPAL OCCUPATION
         NAME, ADDRESS, AGE               SERVICE                   DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------
Patrick T. Bannigan                  President since    Director and Senior Vice President - Asset
172 Ameriprise Financial Center      2006               Management, Products and Marketing,
Minneapolis, MN 55474                                   RiverSource Investments, LLC since 2006;
Age 42                                                  Director and Vice President - Asset
                                                        Management, Products and Marketing,
                                                        RiverSource Distributors, Inc. since 2006;
                                                        Managing Director and Global Head of Product,
                                                        Morgan Stanley Investment Management, 2004-
                                                        2006; President, Touchstone Investments,
                                                        2002-2004
-----------------------------------------------------------------------------------------------------
Michelle M. Keeley                   Vice President     Executive Vice President - Equity and Fixed
172 Ameriprise Financial Center      since 2004         Income, Ameriprise Financial, Inc. and
Minneapolis, MN 55474                                   RiverSource Investments, LLC since 2006; Vice
Age 43                                                  President - Investments, Ameriprise
                                                        Certificate Company since 2003; Senior Vice
                                                        President - Fixed Income, Ameriprise
                                                        Financial, Inc. 2002-2006 and RiverSource
                                                        Investments, LLC, 2004-2006
-----------------------------------------------------------------------------------------------------
Amy K. Johnson                       Vice President     Vice President - Asset Management and Trust
5228 Ameriprise Financial Center     since 2006         Company Services, RiverSource Investments,
Minneapolis, MN 55474                                   LLC since 2006; Vice President - Operations
Age 42                                                  and Compliance, RiverSource Investments, LLC,
                                                        2004-2006; Director of Product
                                                        Development - Mutual Funds, Ameriprise
                                                        Financial, Inc., 2001-2004
-----------------------------------------------------------------------------------------------------
Jeffrey P. Fox                       Treasurer since    Vice President - Investment Accounting,
105 Ameriprise Financial Center      2002               Ameriprise Financial, Inc. since 2002; Chief
Minneapolis, MN 55474                                   Financial Officer, RiverSource Distributors,
Age 52                                                  Inc. since 2006
-----------------------------------------------------------------------------------------------------
Scott R. Plummer                     Vice President,    Vice President and Chief Counsel - Asset
5228 Ameriprise Financial Center     General            Management, Ameriprise Financial, Inc. since
Minneapolis, MN 55474                Counsel and        2005; Chief Counsel, RiverSource
Age 48                               Secretary          Distributors, Inc. since 2006; Vice
                                     since 2006         President, General Counsel and Secretary,
                                                        Ameriprise Certificate Company since 2005;
                                                        Vice President - Asset Management Compliance,
                                                        Ameriprise Financial, Inc., 2004-2005; Senior
                                                        Vice President and Chief Compliance Officer,
                                                        USBancorp Asset Management, 2002-2004
-----------------------------------------------------------------------------------------------------
Jennifer D. Lammers                  Chief Compliance   U.S. Asset Management Chief Compliance
172 Ameriprise Financial Center      Officer            Officer, RiverSource Investments, LLC since
Minneapolis, MN 55474                since 2006         2006; Director - Mutual Funds, Voyageur Asset
Age 47                                                  Management, 2003-2006; Director of Finance,
                                                        Voyageur Asset Management, 2000-2003
-----------------------------------------------------------------------------------------------------
Neysa M. Alecu                       Money Laundering   Compliance Director and Anti-Money Laundering
2934 Ameriprise Financial Center     Prevention         Officer, Ameriprise Financial, Inc. since
Minneapolis, MN 55474                Officer            2004; Manager Anti-Money Laundering,
Age 44                               since 2004         Ameriprise Financial, Inc., 2003-2004;
                                                        Compliance Director and Bank Secrecy Act
                                                        Officer, American Express Centurion Bank,
                                                        2000-2003
-----------------------------------------------------------------------------------------------------




RESPONSIBILITIES OF BOARD WITH RESPECT TO FUND MANAGEMENT
The Board initially approves an Investment Management Services Agreement and other contracts with the investment manager and its affiliates, and other service providers. Once the contracts are approved, the Board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the Board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the Board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and the investment manager's profitability in order to determine whether to continue existing contracts or negotiate new contracts.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 47

SEVERAL COMMITTEES FACILITATE ITS WORK
BOARD GOVERNANCE COMMITTEE -- Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board's performance. The committee also reviews candidates for Board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vitae and be mailed to the Chairman of the Board, RiverSource Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and their shareholders on external matters.

COMPLIANCE COMMITTEE -- Supports the Funds' maintenance of a strong compliance program by providing a forum for independent Board members to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Funds' Chief Compliance Officer (CCO), a process for the review and consideration of compliance reports that are provided to the Boards; and providing a designated forum for the Funds' CCO to meet with independent Board members on a regular basis to discuss compliance matters.

CONTRACTS COMMITTEE -- Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the fund and advises the Board regarding actions taken on these contracts during the annual review process.


DISTRIBUTION COMMITTEE -- Reviews and supports product development, marketing, sales activity and practices related to the funds and will report to the Board as appropriate.


EXECUTIVE COMMITTEE -- Acts for the Board between meetings of the Board.

INVESTMENT REVIEW COMMITTEE -- Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board.

JOINT AUDIT COMMITTEE -- Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The committee also makes recommendations regarding the selection of the Funds' independent auditor and reviews and evaluates the qualifications, independence and performance of the auditor.

BOARD MEMBER HOLDINGS

The following table shows the dollar range of equity securities beneficially owned on Dec. 31, 2007 of all funds overseen by the Board members. All shares of the Variable Portfolio funds are owned by life insurance companies and are not available for purchase by individuals. Consequently no Board member owns any shares of Variable Portfolio funds.


                   TABLE 8. BOARD MEMBER HOLDINGS -- ALL FUNDS



Based on net asset values as of Dec. 31, 2007:


                                                   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES OF ALL
BOARD MEMBER                                                 FUNDS OVERSEEN BY BOARD MEMBER
-------------------------------------------------------------------------------------------------------
Kathleen Blatz                                                       Over $100,000
-------------------------------------------------------------------------------------------------------
Arne H. Carlson                                                      Over $100,000
-------------------------------------------------------------------------------------------------------
Pamela G. Carlton                                                         None
-------------------------------------------------------------------------------------------------------
Patricia M. Flynn                                                    Over $100,000*
-------------------------------------------------------------------------------------------------------
Anne P. Jones                                                        Over $100,000
-------------------------------------------------------------------------------------------------------
Jeffrey Laikind                                                           None
-------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                                Over $100,000*
-------------------------------------------------------------------------------------------------------
Catherine James Paglia                                               Over $100,000*
-------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                 Over $100,000
-------------------------------------------------------------------------------------------------------
William F. Truscott                                                  Over $100,000
=======================================================================================================




     * Includes deferred compensation invested in share equivalents.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 48

As of 30 days prior to the date of this SAI, the Board members and officers as a group owned less than 1% of the outstanding shares of any class of any fund.

COMPENSATION OF BOARD MEMBERS


TOTAL COMPENSATION. The following table shows the total compensation paid to independent Board members from all the RiverSource funds in the fiscal period ended Jan. 30, 2008.



                 TABLE 9. BOARD MEMBER COMPENSATION -- ALL FUNDS


                                                          TOTAL CASH COMPENSATION FROM RIVERSOURCE FUNDS
BOARD MEMBER(A)                                                        PAID TO BOARD MEMBER
--------------------------------------------------------------------------------------------------------
Kathleen Blatz                                                               $156,250
--------------------------------------------------------------------------------------------------------
Arne H. Carlson                                                               146,250
--------------------------------------------------------------------------------------------------------
Pamela G. Carlton                                                              92,917
--------------------------------------------------------------------------------------------------------
Patricia M. Flynn                                                             151,250(b)
--------------------------------------------------------------------------------------------------------
Anne P. Jones                                                                 148,750
--------------------------------------------------------------------------------------------------------
Jeffrey Laikind                                                               146,250
--------------------------------------------------------------------------------------------------------
Stephen R. Lewis, Jr.                                                         386,250(b)
--------------------------------------------------------------------------------------------------------
Catherine James Paglia                                                        153,750(b)
--------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby                                                          143,750
========================================================================================================





   (a) Board member compensation is a combination of a base fee and meeting fees, with the exception of the Chair of the Board, who receives a base annual compensation. Payment of compensation is administered by a company providing limited administrative services to the funds and to the Board.



   (b) Ms. Flynn, Mr. Lewis and Ms. Paglia elected to defer a portion of the total cash compensation payable during the period in the amount of $62,292, $110,875 and $153,750, respectively. Additional information regarding the deferred compensation plan is described below.


The independent Board members determine the amount of compensation that they receive, including the amount paid to the Chair of the Board. In determining compensation for the independent Board members, the independent Board members take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The independent Board members also recognize that these individuals' advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because the time demands of their duties as independent Board members, and that they undertake significant legal responsibilities. The independent Board members also consider the compensation paid to independent board members of other mutual fund complexes of comparable size. In determining the compensation paid to the Chair, the independent Board members take into account, among other things, the Chair's significant additional responsibilities (e.g., setting the agenda for Board meetings, communicating or meeting regularly with the Funds' Chief Compliance Officer, Counsel to the independent Board members, and the Funds' service providers) which result in a significantly greater time commitment required of the Board Chair. The Chair's compensation, therefore, has generally been set at a level between 2.5 and 3 times the level of compensation paid to other independent Board members.

Effective Jan. 1, 2008, independent Board members will be paid an annual retainer of $95,000. Committee and subcommittee Chairs will each receive an additional annual retainer of $5,000. In addition, independent Board members will be paid the following fees for attending Board and committee meetings:
$5,000 per day of in-person Board meetings and $2,500 per day of in-person committee or sub-committee meetings (if such meetings are not held on the same day as a Board meeting). Independent Board members are not paid for special telephonic meetings. In 2008, the Board's Chair will receive total annual cash compensation of $400,000.

The independent Board members may elect to defer payment of up to 100% of the compensation they receive in accordance with a Deferred Compensation Plan (the Deferred Plan). Under the Deferred Plan, a Board member may elect to have his or her deferred compensation treated as if they had been invested in shares of one or more RiverSource funds and the amount paid to the Board member under the Deferred Plan will be determined based on the performance of such investments. Distributions may be taken in a lump sum or over a period of years. The Deferred Plan will remain unfunded for federal income tax purposes under the Internal Revenue Code of 1986, as amended. It is anticipated that deferral of Board member compensation in accordance with the Deferred Plan will have, at most, a negligible impact on Fund assets and liabilities.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 49

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

RiverSource Life Insurance Company (RiverSource Life) and its subsidiaries are the record holders of all outstanding shares of the funds. All shares were purchased and are held by RiverSource Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by RiverSource Life and its subsidiaries. Accordingly, RiverSource Life disclaimed beneficial ownership of all shares of the funds.

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendant's motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals an Aug. 8, 2007.


In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Board of Directors/Trustees.


Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements contained in the funds' Annual Report will be audited by the independent registered public accounting firm, Ernst & Young LLP, 220 South 6th Street, Suite 1400, Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the fund.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                             Page 50

                                                                      APPENDIX A

                             DESCRIPTION OF RATINGS

STANDARD & POOR'S LONG-TERM DEBT RATINGS
A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

    - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

    - Nature of and provisions of the obligation.

    - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE
Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE GRADE
Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                            Page A-1

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS
Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds that are rated Ba are judged to have speculative elements - their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH'S LONG-TERM DEBT RATINGS
Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                            Page A-2

INVESTMENT GRADE
AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE
BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS
A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                            Page A-3

STANDARD & POOR'S MUNI BOND AND NOTE RATINGS
An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM RATINGS
Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY'S SHORT-TERM MUNI BONDS AND NOTES
Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                            Page A-4

FITCH'S SHORT-TERM RATINGS
Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.





RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                            Page A-5

                                                                      APPENDIX B




                        RELATED, COMPARATIVE PERFORMANCE


The Disciplined Asset Allocation Portfolios (each a Portfolio and collectively the Portfolios) are mutual funds offered as underlying investment options of insurance company variable products, including variable annuity and variable universal life insurance contracts (collectively, variable products). Each Portfolio is a target risk fund-of-funds, providing investors an investment option based on individual risk tolerance, including: Conservative, Moderately Conservative, Moderate, Moderately Aggressive, and Aggressive. The investment strategies used in the management of the Portfolios have been employed for a variety of other mutual funds and accounts managed by the investment manager, RiverSource Investments, LLC (RiverSource). Specifically, although different in structure, Moderately Aggressive Portfolio is expected to perform similar to RiverSource Strategic Allocation Fund (Strategic Allocation Fund), a retail and institutional mutual fund, managed using the same quantitative modeling and qualitative investment techniques that will be employed for Moderately Aggressive Portfolio. The most significant difference between Strategic Allocation Fund and Moderately Aggressive Portfolio is that Strategic Allocation Fund invests directly in stocks, bonds and other securities, whereas Moderately Aggressive Portfolio invests in up to twelve affiliated mutual funds (the underlying funds), which invest directly in stocks, bonds and other securities. Similarities and differences are discussed in more detail below.

Comparative Performance. Moderately Aggressive Portfolio was launched May 1, 2008 and does not have a performance track record. Performance information for Strategic Allocation Fund (Class A shares) is presented to provide a comparative track record (performance and volatility) of RiverSource's experience managing a mutual fund that uses the same quantitative modeling and qualitative investment techniques to achieve exposure to the market that will be used for Moderately Aggressive Portfolio. Of course, past performance does not guarantee future results, and investors should not consider this data as a substitute for actual performance of Moderately Aggressive Portfolio or as an indication of future performance of Moderately Aggressive Portfolio.


                            RIVERSOURCE STRATEGIC    RIVERSOURCE STRATEGIC        60% S&P
                               ALLOCATION FUND          ALLOCATION FUND          500 INDEX
                                     CL A                     CL A                 / 40%
                                (WITHOUT SALES            (WITH SALES             LEH U.S.
                                   CHARGE)                  CHARGE)           AGGREGATE INDEX
                            ---------------------    ---------------------    ---------------
YTD                                -9.0863                  -14.3139              -4.8820
1-Yr                               -4.7386                  -10.2162               0.0337
3-Yr                                7.0658                    4.9731               5.8206
5-Yr                               10.9087                    9.6028               8.7140
10-Yr                               3.7727                    3.1600               4.8284




    * Portfolio management change in 2002 to the Disciplined Equity, Asset Allocation and Fixed Income Teams.




RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                            Page B-1

                                   RIVERSOURCE STRATEGIC        60% S&P
                                      ALLOCATION FUND          500 INDEX
                                            CL A                 / 40%
                                       (WITHOUT SALES           LEH U.S.
                                          CHARGE)           AGGREGATE INDEX
                                   ---------------------    ---------------
1998                                       8.411050            20.986300
1999                                      11.953400            11.999400
2000                                      -3.827960            -0.995353
2001                                      -5.122430            -3.711860
2002                                     -12.590900            -9.820340
2003                                      19.755300            18.479200
2004                                      12.927900             8.298930
2005                                       7.389220             4.004450
2006                                      16.150200            11.115600
2007                                       6.892060             6.223740




    * Portfolio management change in 2002 to the Disciplined Equity, Asset Allocation and Fixed Income Teams.


Structure and Availability. Moderately Aggressive Portfolio is offered exclusively as an underlying investment option of variable products. Currently, only affiliated insurance companies, RiverSource Life Insurance Company and RiverSource Life Insurance Co. of New York (collectively, the Participating Insurance Companies) include the Portfolios as underlying investment options in their variable products. Strategic Allocation Fund is offered directly to retail and institutional investors, and is not available to investors in variable products. This difference does not impact the investment strategies employed by RiverSource, but performance will be impacted by different levels and types of fees and expenses.



Investment Objective. Moderately Aggressive Portfolio is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. Strategic Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.



Principal Investment Strategies. Moderately Aggressive Portfolio and Strategic Allocation Fund are managed based on the same quantitative modeling and qualitative investment techniques, each investing in a discrete number of identified asset classes or investment categories (collectively, investment categories) including: U.S. large cap equities, U.S. mid and small cap equities, international equities, U.S. Investment Grade Bonds, U.S. high yield bonds, international bonds, emerging markets bonds, and cash. Moderately Aggressive Portfolio is expected to have similar exposure* to these investment categories as Strategic Allocation Fund, although Moderately Aggressive Portfolio may also have exposure to inflation protected securities and alternative strategies, which provides exposure to foreign currency. Strategic Allocation Fund obtains exposure to these investment categories through direct investment in stocks, bonds and other securities. Moderately Aggressive Portfolio is a fund-of-fund product that obtains exposure to stocks, bonds and other securities indirectly through investment in up to twelve underlying funds, which invest directly in stocks, bonds and other securities.




    * Moderately Aggressive Portfolio's target asset ranges are 45-85% equity, 5-55% fixed income, 0-20% cash and cash equivalents, and 0-20% alternative investment strategies. Strategic Allocation fund's target asset ranges are 25-100% equity, 10-50% fixed income and 0-30% cash and cash equivalents.


Portfolio Management. Dimitris J. Bertsimas leads the team of portfolio managers for each of Strategic Allocation Fund and Moderately Aggressive Portfolio. For Moderately Aggressive Portfolio, Colin J. Lundgren and Erol Sonderegger support the determination of allocations among fixed income, alternative, and cash investment categories, and Tao Qiu supports the determination of allocations within the equity investment category. Mr. Bertsimas leads the team responsible for the day-to-day management of the equity portion of Strategic Allocation Fund and the underlying equity funds in which Moderately Aggressive Portfolio invests. The fixed income portion of Strategic Allocation Fund, and the underlying fixed income funds in which Moderately Aggressive Portfolio invests, are managed by the same teams of portfolio managers under the oversight of various sector team leaders, including Jamie Jackson, Tom Murphy and Scott Kirby.



Fees and Expenses. Fees and expenses for Moderately Aggressive Portfolio differ from the fees and expenses for Strategic Allocation Fund (Class A shares). Moderately Aggressive Portfolio, as a fund-of-funds, includes in its expense ratio the pro rata fees and expenses of the underlying funds in which it invests, plus any direct fund fees and expenses. Directly or indirectly, however, Moderately Aggressive Portfolio and Strategic Allocation Fund have varying levels of investment



RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                            Page B-2
management fees, administration fees, transfer agent and servicing fees, and similar distribution fees, and custodian fees. As of its most recent fiscal year end, Strategic Allocation Fund (Class A shares) report annual fund operating expenses as a percentage of average daily net asset (excluding any applicable sales loads) of 1.13%. Moderately Aggressive Portfolio's annual operating expenses as a percentage of daily net assets (including both direct expenses and indirect expenses of underlying funds in which it invests) are estimated to be 1.14% (after giving effect to fee waivers and expense reimbursements). The fees and expenses for Moderately Aggressive Portfolio do not include separate insurance company contract fees and expenses. Total fees and expenses (including separate insurance company contract fees and expenses) for Moderately Aggressive Portfolio, and any fee waivers and expense reimbursements, are disclosed in the Participating Insurance Company prospectuses. The comparative performance information for Strategic Allocation Fund does not reflect the deduction of any separate fees that would have been imposed by Participating Insurance Companies in connection with their sale of variable annuity contracts to investors. If the performance of Strategic Allocation Fund had been adjusted to reflect any such fees, returns would be lower.

                                                              S-6521-20 A (5/08)




RiverSource Variable Portfolio Funds - Statement of Additional
Information - April 23, 2008                                            Page B-3

PART C. OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amendment No. 1 to the Agreement and Declaration of Trust effective Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (a) to Registrant's Registration Statement No. 333-146374 is incorporated by reference.

(a)(2) Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008, is filed electronically herewith as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(b) By-laws filed electronically on or about Sept. 28, 2007 as Exhibit (b) to Registrant's Registration Statement No. 333-146374 are incorporated by reference.

(c)      Stock Certificate: Not applicable.

(d)(1) Investment Management Services Agreement, dated Nov. 8, 2008, amended and restated April 10, 2008, between Registrant and RiverSource Investments, LLC is filed electronically herewith as Exhibit (d)(1) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(d)(2) Subadvisory Agreement between American Express Financial Corporation and Donald Smith & Co., Inc., dated March 12, 2004, filed electronically as Exhibit (d)(19) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(3) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Donald Smith & Co., Inc. filed electronically on or about May 24, 2006 as Exhibit (d)(25) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(4) Subadvisory Agreement between American Express Financial Corporation and Barrow, Hanley, Mewhinney & Strauss, Inc., dated March 12, 2004, filed electronically as Exhibit (d)(20) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(5) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Barrow, Hanley, Mewhinney & Strauss, Inc., filed electronically on or about May 24, 2006 as Exhibit (d)(27) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(6) Subadvisory Agreement between American Express Financial Corporation and Franklin Portfolio Associates LLC, dated March 12, 2004, filed electronically as Exhibit (d)(21) to AXP Partners Series, Inc. Post-Effective Amendment No. 10 to Registration Statement No. 333-57852 filed on or about May 26, 2004 is incorporated by reference.

(d)(7) Subadvisory Transfer Agreement, dated Oct. 1, 2005, between Ameriprise Financial, Inc., RiverSource Investments, LLC and Franklin Portfolio Associates LLC filed electronically on or about May 24, 2006 as Exhibit
         (d)(29) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(8) Subadvisory Agreement, dated March 1, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about April 21, 2006 as Exhibit (d)(19) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(9) Amendment One to Subadvisory Agreement, dated April 24, 2006, between Davis Selected Advisers, L.P. and RiverSource Investments, LLC filed electronically on or about May 24, 2006 as Exhibit (d)(3) to RiverSource Managers Series, Inc. Post-Effective Amendment No. 14 to Registration Statement No. 333-57852 is incorporated by reference.

(d)(10) Subadvisory Agreement, dated Oct. 17, 2007, between River Road Asset Management, LLC and RiverSource Investments, LLC filed electronically on or about Dec. 14, 2007 as Exhibit (d)(10) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(d)(11) Subadvisory Agreement, dated Sept. 24, 2006, between WEDGE Capital Management L.L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(11) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(12) Subadvisory Agreement, dated Sept. 24, 2006, between Systematic Financial Management, L.P. and RiverSource Investments, LLC filed electronically on or about Oct. 26, 2006 as Exhibit (d)(12) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 18 to Registration Statement No. 333-61346 is incorporated by reference.

(d)(13) Subadvisory Agreement, dated July 16, 2007, between Denver Investment Advisors LLC and RiverSource Investments, LLC filed electronically on or about Dec. 14, 2007 as Exhibit (d)(13) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(e) Distribution Agreement, dated Nov. 8, 2007, amended and restated April 10, 2008, between Registrant and RiverSource Distributors, Inc. is filed electronically herewith as Exhibit (e) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(f)      Bonus or Profit Sharing Contracts: Not Applicable.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and Ameriprise Trust Company is filed electronically herewith as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(g)(2) Custodian Agreement between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York dated May 13, 1999, filed electronically as Exhibit (g)(3) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745, filed on or about May 25, 1999 is incorporated by reference.

(g)(3) Custodian Agreement First Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Dec. 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(4) Custodian Agreement Second Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(5) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated Jan. 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company (now known as Ameriprise Trust Company) and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and Ameriprise Financial, Inc. is filed electronically herewith as Exhibit (h)(1) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(h)(2) Transfer Agency and Servicing Agreement, dated Nov. 8, 2007, amended and restated April 10, 2008, between Registrant and RiverSource Service Corporation is filed electronically herewith as Exhibit (h)(2) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(h)(3) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the Registrant is filed electronically herewith as Exhibit (h)(3) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(h)(4) License Agreement, effective May 1, 2006, amended and restated as of Sept. 11, 2007, between Ameriprise Financial, Inc. and RiverSource Funds filed electronically on or about Oct. 30, 2007 as Exhibit (h)(7) to RiverSource Diversified Income Series, Inc. Post-Effective Amendment No. 63 to Registration Statement No. 2-51586 is incorporated by reference.

(h)(5) Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, a Massachusetts business trust, and between RiverSource Variable Portfolio - Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Series Trust, is filed electronically herewith as Exhibit
         (a)(5) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)      Consent of Independent Registered Public Accounting Firm: Not
         Applicable.

(k)      Omitted Financial Statements: Not Applicable.

(l)      Initial Capital Agreement: Not Applicable.

(m) Plan and Agreement of Distribution, dated Nov. 8, 2007, amended and restated April 10, 2008, between Registrant and RiverSource Distributors, Inc. is filed electronically herewith as Exhibit (m) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(n)      Rule 18f - 3(d) Plan: Not Applicable.

(o)      Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about Aug. 27, 2007 as Exhibit (p)(1) to RiverSource Sector Series, Inc. Post-Effective Amendment No. 39 to Registration Statement No. 33-20872 is incorporated by reference.

(p)(2) Codes of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, RiverSource Variable Portfolio - Small Cap Advantage Fund's Subadviser Kenwood Capital Management LLC and Registrant's principal underwriter, dated Jan. 2007 and April 2006, filed electronically on or about Jan. 26, 2007 as Exhibit (p)(2) to RiverSource Equity Series, Inc. Post-Effective Amendment No. 103 to Registration Statement No. 2-13188 is incorporated by reference.

(p)(3) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Fundamental Value and RiverSource Partners Fundamental Value Funds' Subadviser Davis Selected Advisers, L.P., as amended effective Feb. 1, 2005, filed electronically on or about April 21, 2006, as Exhibit (p)(8) to AXP Variable Portfolio - Partners Series, Inc. Post-Effective Amendment No. 15 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(4) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Donald Smith & Co., Inc., adopted Jan. 1, 2005, revised June 1, 2006 filed electronically on or about April 24, 2007 as Exhibit (p)(4) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(5) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Barrow, Hanley, Mewhinney & Strauss, Inc., dated Jan. 2007, filed electronically on or about April 24, 2007 as Exhibit (p)(5) to RiverSource Variable Portfolio - Managers Series, Inc. Post-Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(6) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Small Cap Value and RiverSource Partners Variable Portfolio - Small Cap Value Funds' Subadviser Franklin Portfolio, dated Feb. 2007, filed electronically on or about April 24, 2007 as Exhibit (p)(6) to RiverSource Variable Portfolio - Managers Series, Inc. Post- Effective Amendment No. 19 to Registration Statement No. 333-61346 is incorporated by reference.

(p)(7) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser River Road Asset Management, LLC, dated July 1, 2007, filed electronically on or about Dec. 14, 2007 as Exhibit (p)(7) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(8) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Select Value Fund's and RiverSource Partners Select Value Fund's Subadviser WEDGE Capital Management L.L.P. effective Oct. 1, 2002, revised Nov. 16, 2007 filed electronically on or about Dec. 14, 2007 as Exhibit (p)(8) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(9) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Select Value Fund's and RiverSource Partners Select Value Fund's Subadviser Systematic Financial Management L.P. effective July 1, 2007, filed electronically on or about Dec. 14, 2007 as Exhibit (p)(9) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-146374 is incorporated by reference.

(p)(10) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Denver Investment Advisors LLC effective Feb. 15, 2007, is filed electronically herewith as Exhibit (p)(10) to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-146374.

(p)(11) Code of Ethics, dated May 2005, adopted under Rule 17j-1, for Threadneedle Variable Portoflio - Emerging Markets Fund's and Threadneedle Variable Portfolio - International Opportunity Fund's Subadviser, Threadneedle International Ltd., filed electronically on or about Dec. 20, 2005, as Exhibit (p)(3) to AXP International Series, Inc. Post-Effective Amendment No. 42 to Registration Statement No. 2-92309 is incorporated by reference.

(q) Directors/Trustees Power of Attorney to sign Amendments to this Registration Statement, dated Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (q) to Registrant's Registration Statement No. 333-146374 is incorporated by reference.



Item 24. Persons Controlled by or Under Common Control with Registrant:

     RiverSource Investments, LLC, as sponsor of the RiverSource Funds, may make initial capital investments in RiverSource funds (seed accounts). RiverSource Investments also serves as investment manager of certain RiverSource funds-of-funds that invest primarily in Class I shares of affiliated RiverSource funds (the "underlying funds"). RiverSource Investments does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that RiverSource Investments may be deemed to control certain RiverSource funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, RiverSource Investments (which votes proxies for the seed accounts) and the Boards of Directors or Trustees of the RiverSource funds-of-funds (which votes proxies for the RiverSource funds-of-funds) vote on each proposal in the same proportion that other shareholders vote on the proposal.

Item 25. Indemnification

The Agreement and Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the Massachusetts Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.



Item 26. Business and Other Connections of the Investment Adviser (RiverSource Investments, LLC)

The following are directors and principal officers of RiverSource Investments, LLC who are directors and/or officers of one or more other companies:

Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
Neysa M. Alecu,                   Advisory Capital Partners LLC                    Dissolved           Anti-Money Laundering Officer
Anti-Money Laundering                                                                                  (resigned 5/23/06)
Officer
                                  Advisory Capital Strategies Group Inc.                               Anti-Money Laundering Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 5/1/07)

                                  American Enterprise Investment Services Inc.     70400 AXP           Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 6/13/07)

                                  American Express Insurance Agency of Alabama     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Arizona     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Idaho Inc.  Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Maryland    Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 7/27/07)

                                  American Express Insurance Agency of             Dissolved           Anti-Money Laundering Officer
                                  Massachusetts Inc.                                                   (resigned 8/18/07)

                                  American Express Insurance Agency of Nevada      Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of New         Dissolved           Anti-Money Laundering Officer
                                  Mexico Inc.                                                          (resigned 6/29/07)

                                  American Express Insurance Agency of Oklahoma    Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 6/29/07)

                                  American Express Insurance Agency of Texas Inc.  Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 7/29/07)

                                  American Express Insurance Agency of Wyoming     Dissolved           Anti-Money Laundering Officer
                                  Inc.                                                                 (resigned 7/2/07)

                                  American Partners Life Insurance Company         Dissolved           Anti-Money Laundering Officer
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Auto & Home Insurance Agency, Inc.    3500 Packerland     Anti-Money Laundering Officer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Certificate Company                   70100 Ameriprise    Anti-Money Laundering Officer
                                                                                   Financial Center,   (resigned 8/24/07)
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Trust Company                         200 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    Anti-Money Laundering Officer

                                  IDS Capital Holdings Inc.                                            Anti-Money Laundering Officer

                                  IDS Management Corporation                                           Anti-Money Laundering Officer

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company               829 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Anti-Money Laundering Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Patrick Thomas Bannigan,          Ameriprise Trust Company                         200 Ameriprise      Director,
Director and Senior Vice                                                           Financial Center,   Senior Vice President
President - Asset                                                                  Minneapolis, MN
Management, Products and                                                           55474
Marketing
                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Vice President
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Walter S. Berman,                 Advisory Capital Partners LLC                    Dissolved           Treasurer (resigned 5/23/06)
Treasurer
                                  Advisory Capital Strategies Group Inc.                               Treasurer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Treasurer (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Treasurer (resigned 5/1/07)

                                  American Centurion Life Assurance Company        Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Treasurer (resigned 6/13/07)

                                  American Express Financial Advisors, Japan       Dissolved           Vice President and Treasurer
                                  Inc.                                                                 (resigned 2/4/08)

                                  American Express Insurance Agency of Alabama,    Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Arizona,    Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Idaho,      Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Insurance Agency of Maryland,   Dissolved           Treasurer (resigned 7/27/07)
                                  Inc.

                                  American Express Insurance Agency of             Dissolved           Treasurer (resigned 8/18/07)
                                  Massachusetts, Inc.

                                  American Express Insurance Agency of Nevada,     Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of New         Dissolved           Treasurer (resigned 6/29/07)
                                  Mexico, Inc.

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Treasurer (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Wyoming,    Dissolved           Treasurer (resigned 7/2/07)
                                  Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Kentucky, Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Maryland, Inc.

                                  American Express Property Casualty Insurance                         Treasurer
                                  Agency of Pennsylvania, Inc.

                                  American Partners Life Insurance Company         Dissolved           Vice President and Treasurer
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Auto & Home Insurance Agency Inc.     3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Captive Insurance Company                                 Director and Treasurer

                                  Ameriprise Certificate Company                   70100 Ameriprise    Treasurer and Investment
                                                                                   Financial Center,   Committee Member (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Executive Vice President,
                                                                                   Financial Center,   Chief Financial Officer and
                                                                                   Minneapolis, MN     Treasurer
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Director and Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                           Dissolved           Treasurer (resigned 3/15/07)

                                  Boston Equity General Partner LLC                                    Treasurer

                                  IDS Cable Corporation                            Dissolved           Treasurer (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Treasurer (resigned 6/18/07)

                                  IDS Capital Holdings Inc.                                            Treasurer

                                  IDS Management Corporation                                           Treasurer

                                  IDS Partnership Services Corporation             Dissolved           Treasurer (resigned 6/18/07)

                                  IDS Property Casualty Insurance Company          3500 Packerland     Treasurer
                                                                                   Drive
                                                                                   De Pere, WI 54115



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  IDS Realty Corporation                           Dissolved           Treasurer (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Treasurer

                                  IDS REO 2, LLC                                                       Treasurer

                                  Investors Syndicate Development Corporation                          Vice President and Treasurer

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Treasurer (resigned 9/30/06)
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource CDO Seed Investments, LLC                                Treasurer

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Distributors Ltd                     Dissolved           Treasurer (resigned)

                                  RiverSource Life Insurance Company of New York   20 Madison          Vice President and Treasurer
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  RiverSource Life Insurance Company               829 Ameriprise      Vice President and Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Treasurer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Tax Advantaged Investments, Inc.                         Treasurer

                                  Securities America Advisors Inc.                 12325 Port Grace    Director
                                                                                   Blvd., Lavista,
                                                                                   NE  68128-8204

                                  Securities America Financial Corporation         7100 W. Center      Director
                                                                                   Rd., Ste. 500,
                                                                                   Omaha, NE
                                                                                   68106-2716

                                  Securities America, Inc.                         12325 Port Grace    Director
                                                                                   Blvd., Lavista,
                                                                                   NE  68128

                                  Threadneedle Asset Management Holdings Ltd.      60 St. Mary Axe,    Director
                                                                                   London EC3A 8JQ

Richard N. Bush,                  Advisory Capital Partners LLC                    Dissolved           Senior Vice President -
Senior Vice President,                                                                                 Corporate Tax
Corporate Tax                                                                                          (resigned 5/23/06)

                                  Advisory Capital Strategies Group Inc.                               Senior Vice President -
                                                                                                       Corporate Tax

                                  Advisory Convertible Arbitrage LLC               Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 5/23/06)

                                  American Centurion Life Assurance Company        Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/13/07)

                                  American Express Financial Advisors Japan,       Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 2/4/08)

                                  American Express Insurance Agency of Alabama,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Insurance Agency of Arizona,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Idaho,      Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Maryland,   Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of             Dissolved           Senior Vice President -
                                  Massachusetts, Inc.                                                  Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Nevada,     Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of New         Dissolved           Senior Vice President -
                                  Mexico, Inc.                                                         Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 6/29/07)

                                  American Express Insurance Agency of Wyoming,    Dissolved           Senior Vice President -
                                  Inc.                                                                 Corporate Tax
                                                                                                       (resigned 7/2/07)

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Kentucky, Inc.                                             Corporate Tax

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Maryland, Inc.                                             Corporate Tax

                                  American Express Property Casualty Insurance                         Senior Vice President -
                                  Agency of Pennsylvania, Inc.                                         Corporate Tax

                                  American Partners Life Insurance Company         Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Senior Vice President -
                                                                                   Drive               Corporate Tax
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                           Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 9/30/07)

                                  Boston Equity General Partner LLC                                    Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Cable Corporation                            Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/18/07)

                                  IDS Capital Holdings Inc.                                            Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Futures Corporation                          570 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Management Corporation                                           Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS Property Casualty Insurance Company          3500 Packerland     Senior Vice President -
                                                                                   Drive               Corporate Tax
                                                                                   De Pere, WI 54115



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  IDS Realty Corporation                           Dissolved           Senior Vice President -
                                                                                                       Corporate Tax
                                                                                                       (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Senior Vice President -
                                                                                                       Corporate Tax

                                  IDS REO 2, LLC                                                       Senior Vice President -
                                                                                                       Corporate Tax

                                  RiverSource Life Insurance Company of New York   20 Madison          Senior Vice President -
                                                                                   Ave. Extension,     Corporate Tax and  Authorized
                                                                                   Albany, NY 12005    Officer - Derivatives Use
                                                                                                       Plan

                                  RiverSource Life Insurance Company               829 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Senior Vice President -
                                                                                   Financial Center,   Corporate Tax
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Tax Advantaged Investments, Inc.                         Senior Vice President -
                                                                                                       Corporate Tax

Peter Arthur Gallus,              Advisory Capital Partners LLC                    Dissolved           President, Chief Operating
Senior Vice President, Chief                                                                           Officer and Chief Compliance
Operating Officer and                                                                                  Officer(resigned 5/23/06)
Assistant Treasurer
                                  Advisory Capital Strategies Group Inc.                               Director, President, Chief
                                                                                                       Operating Officer and Chief
                                                                                                       Compliance Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           President, Chief Operating
                                                                                                       Officer and Chief Compliance
                                                                                                       Officer (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           President and Chief Operating
                                                                                                       Officer(resigned 5/1/07)

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Vice President - Investment
                                                                                   Financial Center,   Administration
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President - CAO-AEFA
                                                                                   Financial Center,   Investment Management
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    President, Chief Operating
                                                                                                       Officer and Chief Compliance
                                                                                                       Officer

                                  IDS Capital Holdings Inc.                                            Vice President and Controller

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

Christopher Paul Keating,         Ameriprise Trust Company                         200 Ameriprise      Director, Head of
Head of Institutional Sales,                                                       Financial Center,   Institutional Sales,
Client Service and                                                                 Minneapolis, MN     Client Service and
Consultant Relationships                                                           55474               Consultant Relationships

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

Michelle Marie Keeley,            Ameriprise Bank, FSB                             9393 Ameriprise     Director
Executive Vice President -                                                         Financial Center,
Equity and Fixed Income                                                            Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Executive Vice President -
                                                                                   Financial Center,   Equity and Fixed Income
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Executive Vice President -
                                                                                   Financial Center,   Equity and Fixed Income
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Property Casualty Insurance Company          3500 Packerland     Vice President - Investments
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource CDO Seed Investments, LLC                                Chairperson and President

                                  RiverSource Life Insurance Company               829 Ameriprise      Vice President - Investments
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company of New York   20 Madison          Vice President - Investments
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  American Centurion Life Assurance Company        Dissolved           Vice President - Investments
                                                                                                       (resigned 12/30/06)

                                  American Enterprise Life Insurance Company       Dissolved           Vice President - Investments
                                                                                                       (resigned 12/30/06)

                                  American Partners Life Insurance Company         Dissolved           Vice President - Investments,
                                                                                                       Investment Committee Member
                                                                                                       (resigned 12/30/06)

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President - Investments,
                                                                                   Financial Center,   Investment Committee Member
                                                                                   Minneapolis, MN     (resigned 8/24/07)
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Vice President - Investments
                                                                                   Drive               (resigned 9/18/06)
                                                                                   De Pere, WI 54115

                                  AMEX Assurance Company                                               Vice President - Investments
                                                                                                       (resigned 9/30/2007)

Jennifer Davis Lammers,           Kenwood Capital Management LLC                   333 S. 7th Street,  Chief Compliance Officer
Chief Compliance Officer                                                           Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource Service Corporation                  734 Ameriprise      Chief Compliance Officer
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

Brian Joseph McGrane,             Advisory Capital Partners LLC                    Dissolved           Vice President and Chief
Director, Vice President and                                                                           Financial Officer
Chief Financial Officer                                                                                (resigned 5/23/06)

                                  Advisory Capital Strategies Group Inc.                               Vice President and Chief
                                                                                                       Financial Officer

                                  Advisory Convertible Arbitrage LLC               Dissolved           Vice President and Chief
                                                                                                       Financial Officer
                                                                                                       (resigned 5/23/06)

                                  Advisory Select LLC                              Dissolved           Vice President and Chief
                                                                                                       Financial Officer
                                                                                                       (resigned 5/1/07)

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Senior Vice President and
                                                                                   Financial Center,   Lead Financial Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President and Lead
                                                                                   Financial Center,   Financial Officer - Finance
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  Ameriprise Trust Company                         200 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Boston Equity General Partner LLC                                    Vice President and Chief
                                                                                                       Financial Officer

                                  RiverSource CDO Seed Investments, LLC                                Board Member

                                  RiverSource Life Insurance Company               829 Ameriprise      Director, Executive Vice
                                                                                   Financial Center,   President and Chief Financial
                                                                                   Minneapolis, MN     Officer
                                                                                   55474

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President and Chief
                                                                                   Financial Center,   Financial Officer (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Director, Executive Vice
                                                                                                       President and Chief Financial
                                                                                                       Officer (resigned 12/30/06)

                                  American Partners Life Insurance Company         Dissolved           Director (resigned 12/30/06)

Thomas R. Moore,                  Advisory Capital Strategies Group Inc.                               Secretary
Secretary

                                  American Centurion Life Assurance Company        Dissolved           Secretary (resigned 12/30/06)

                                  American Enterprise Investment Services Inc.     70400 AXP           Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  American Enterprise Life Insurance Company       Dissolved           Secretary (resigned 12/30/06)

                                  American Enterprise REO 1 LLC                    Dissolved           Secretary (resigned 6/13/07)

                                  American Express Insurance Agency of Alabama,    Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Arizona,    Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Idaho,      Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Maryland,   Dissolved           Secretary (resigned 7/27/07)
                                  Inc.

                                  American Express Insurance Agency of             Dissolved           Secretary (resigned 8/18/07)
                                  Massachusetts, Inc.

                                  American Express Insurance Agency of Nevada,     Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of New         Dissolved           Secretary (resigned 6/29/07)
                                  Mexico, Inc.

                                  American Express Insurance Agency of Oklahoma,   Dissolved           Secretary (resigned 6/29/07)
                                  Inc.

                                  American Express Insurance Agency of Wyoming,    Dissolved           Secretary (resigned 7/2/07)
                                  Inc.

                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Kentucky, Inc.

                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Maryland, Inc.



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  American Express Property Casualty Insurance                         Secretary
                                  Agency of Pennsylvania, Inc.

                                  American Partners Life Insurance Company         Dissolved           Secretary (resigned 12/30/06)

                                  Ameriprise Bank, FSB                             9393 Ameriprise     Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Captive Insurance Company                                 Assistant Secretary

                                  Ameriprise Financial, Inc.                       200 Ameriprise      Vice President,
                                                                                   Financial Center,   Chief Governance Officer and
                                                                                   Minneapolis, MN     Corporate Secretary
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Insurance Company                     3500 Packerland     Secretary
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  Ameriprise Trust Company                         200 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  AMEX Assurance Company                           Dissolved           Secretary (resigned 9/30/07)

                                  IDS Cable Corporation                            Dissolved           Secretary (resigned 5/31/07)

                                  IDS Cable II Corporation                         Dissolved           Secretary (resigned6/18/07)

                                  IDS Capital Holdings Inc.                                            Secretary

                                  IDS Futures Corporation                          570 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Management Corporation                                           Secretary

                                  IDS Property Casualty Insurance Company          3500 Packerland     Secretary
                                                                                   Drive
                                                                                   De Pere, WI 54115

                                  IDS Realty Corporation                           Dissolved           Secretary (resigned 6/18/07)

                                  IDS REO 1, LLC                                                       Secretary

                                  IDS REO 2, LLC                                                       Secretary

                                  Investors Syndicate Development Corporation                          Secretary

                                  RiverSource CDO Seed Investments, LLC                                Secretary

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Life Insurance Company of New York   20 Madison          Secretary
                                                                                   Ave. Extension,
                                                                                   Albany, NY 12005

                                  RiverSource Life Insurance Company               829 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Secretary
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474



Name and Title                    Other Companies                                  Address*            Title within other companies
--------------------------------  -----------------------------------------------  -----------------  ------------------------------
                                  RiverSource Tax Advantaged Investments, Inc.                         Secretary

                                  Securities America Financial Corporation         7100 W. Center      Secretary (resigned 11/19/07)
                                                                                   Rd., Ste. 500,
                                                                                   Omaha, NE
                                                                                   68106-2716

Scott Roane Plummer,              Ameriprise Financial, Inc.                       200 Ameriprise      Vice President - Asset
Chief Legal Officer and                                                            Financial Center,   Management Compliance
Assistant Secretary                                                                Minneapolis, MN
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Vice President and Chief
                                                                                   Financial Center,   Counsel - Asset Management
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Chief Counsel
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  RiverSource Service Corporation                  734 Ameriprise      Vice President, Chief Legal
                                                                                   Financial Center,   Officer and Assistant
                                                                                   Minneapolis, MN     Secretary
                                                                                   55474

                                  Ameriprise Certificate Company                   70100 Ameriprise    Vice President,
                                                                                   Financial Center,   General Counsel and Secretary
                                                                                   Minneapolis, MN     (resigned 8/24/07)
                                                                                   55474

William Frederick 'Ted' Truscott  Advisory Capital Strategies Group Inc.                               Director
Chairman, Chief Investment
Officer and President             Ameriprise Certificate Company                   70100 Ameriprise    Director, President and Chief
                                                                                   Financial Center,   Executive Officer (resigned
                                                                                   Minneapolis, MN     8/24/07)
                                                                                   55474

                                  Ameriprise Financial, Inc.                       200 Ameriprise      President - U.S. Asset
                                                                                   Financial Center,   Management, Annuities and
                                                                                   Minneapolis, MN     Chief Investment Officer
                                                                                   55474

                                  Ameriprise Financial Services, Inc.              5221 Ameriprise     Senior Vice President and
                                                                                   Financial Center,   Chief Investment Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Ameriprise Trust Company                         200 Ameriprise      Director
                                                                                   Financial Center,
                                                                                   Minneapolis, MN
                                                                                   55474

                                  IDS Capital Holdings Inc.                                            Director and President

                                  Kenwood Capital Management LLC                   333 S. 7th Street,  Board Member
                                                                                   Suite 2330,
                                                                                   Minneapolis, MN
                                                                                   55402

                                  RiverSource Distributors, Inc.                   50611 Ameriprise    Chairman and Chief Executive
                                                                                   Financial Center,   Officer
                                                                                   Minneapolis, MN
                                                                                   55474

                                  Threadneedle Asset Management Holdings Ltd.      60 St. Mary Axe,    Director
                                                                                   London EC3A 8JQ

* Unless otherwise noted, address is 50605 Ameriprise Financial Center, Minneapolis, MN 55474

Item 27. Principal Underwriter (RiverSource Distributors, Inc.)



(a) RiverSource Distributors, Inc. acts as principal underwriter for the following investment companies:

RiverSource Bond Series, Inc.; RiverSource California Tax-Exempt Trust; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Series Trust; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust; RiverSource Strategic Allocation Series; Inc., RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; RiverSource Variable Series Trust.

(b) As to each director, principal officer or partner of RiverSource Distributors, Inc.

Name and Principal Business Address*  Positions and Offices with Underwriter  Positions and Offices with Fund
------------------------------------  --------------------------------------  -------------------------------
Neysa M. Alecu                        Anti-Money Laundering Officer           None

Gumer C. Alvero                       Director and Vice President             None

Patrick Thomas Bannigan               Vice President                          President

Timothy V. Bechtold                   Director and Vice President             None

Walter S. Berman                      Treasurer                               None

Paul J. Dolan                         Chief Operating Officer and Chief       None
                                      Administrative Officer

Jeffrey P. Fox                        Chief Financial Officer                 Treasurer

Jeffrey Lee McGregor, Sr.             President                               None

Thomas R. Moore                       Secretary                               None

Scott Roane Plummer                   Chief Counsel                           Vice President, General Counsel and
                                                                              Secretary

Julie A. Ruether                      Chief Compliance Officer                None

William Frederick 'Ted' Truscott      Chairman and Chief Executive Officer    Board Member and Vice President

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

(c)  Not Applicable

Item 28. Location of Accounts and Records

     Ameriprise Financial, Inc.
     707 Second Avenue, South
     Minneapolis, MN 55402

     Iron Mountain Records Management
     920 & 950 Apollo Road
     Eagan, MN 55121

     Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records.

Item 29. Management Services

     Not Applicable



Item 30. Undertakings

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE VARIABLE SERIES TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on the 21st day of April, 2008.

RIVERSOURCE VARIABLE SERIES TRUST

By  /s/ Patrick T. Bannigan
    -----------------------------
    Patrick T. Bannigan
    President

By  /s/ Jeffrey P. Fox
    ------------------
    Jeffrey P. Fox
    Treasurer

Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 21st day of April, 2008.

      Signature                  Capacity

/s/   Stephen R. Lewis, Jr.*     Chair of the Board
----------------------------
      Stephen R. Lewis, Jr.

/s/   Kathleen A. Blatz*         Trustee
----------------------------
      Kathleen A. Blatz

/s/   Arne H. Carlson*           Trustee
----------------------------
      Arne H. Carlson

/s/   Pamela G. Carlton*         Trustee
----------------------------
      Pamela G. Carlton

/s/   Patricia M. Flynn*         Trustee
----------------------------
      Patricia M. Flynn

/s/   Anne P. Jones*             Trustee
----------------------------
      Anne P. Jones

/s/   Jeffrey Laikind*           Trustee
----------------------------
      Jeffrey Laikind

/s/   Catherine James Paglia*    Trustee
----------------------------
      Catherine James Paglia

/s/   Alison Taunton-Rigby*      Trustee
----------------------------
      Alison Taunton-Rigby

/s/   William F. Truscott*       Trustee
----------------------------
      William F. Truscott

* Signed pursuant to Directors/Trustees Power of Attorney, dated Sept. 11, 2007, filed electronically on or about Sept. 28, 2007 as Exhibit (q) to Registrant's Registration Statement No. 333-146374, by:

/s/   Scott R. Plummer
----------------------------
      Scott R. Plummer

    Contents of this Post-Effective Amendment No. 2 to Registration Statement
                                 No. 333-146374

This Post-Effective Amendment contains the following papers and documents:

The facing sheet.

Part A.

The combined prospectus for:

       Disciplined Asset Allocation Portfolios - Aggressive
       Disciplined Asset Allocation Portfolios - Moderately Aggressive Disciplined Asset Allocation Portfolios - Moderate
       Disciplined Asset Allocation Portfolios - Moderately Conservative Disciplined Asset Allocation Portfolios - Conservative

Part B.

       Statement of Additional Information.

Part C.

       Other information.

The signatures.

                                  EXHIBIT INDEX

(a)(2) Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008.

(d)(1) Investment Management Services Agreement, dated Nov. 8, 2008, amended and restated April 10, 2008, between Registrant and RiverSource Investments, LLC.

(e) Distribution Agreement, dated Nov. 8, 2007, amended and restated April 10, 2008, between Registrant and RiverSource Distributors, Inc.

(g)(1) Custodian Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and Ameriprise Trust Company.

(h)(1) Administrative Services Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between Registrant and Ameriprise Financial, Inc.

(h)(2) Transfer Agency and Servicing Agreement, dated Nov. 8, 2007, amended and restated April 10, 2008, between Registrant and RiverSource Service Corporation.

(h)(3) Master Fee Cap/Fee Waiver Agreement, dated Oct. 1, 2005, amended and restated April 10, 2008, between RiverSource Investments, LLC, Ameriprise Financial, Inc., RiverSource Service Corporation, RiverSource Distributors, Inc. and the Registrant.

(h)(5) Agreement and Plan of Reorganization, dated Sept. 11, 2007, between RiverSource Variable Portfolio Funds, as series of Minnesota corporations, and corresponding RiverSource Variable Portfolio Funds, each a series of RiverSource Variable Portfolio Trust, a Massachusetts business trust, and between RiverSource Variable Portfolio - Core Bond Fund, a series of RiverSource Variable Series Trust, and RiverSource Variable Portfolio - Diversified Bond Fund, a series of RiverSource Variable Series Trust.

(i) Opinion and consent of counsel as to the legality of the securities being registered.

(m) Plan and Agreement of Distribution, dated Nov. 8, 2007, amended and restated April 10, 2008.

(p)(10) Code of Ethics adopted under Rule 17j-1 for RiverSource Partners Variable Portfolio - Small Cap Value Fund's Subadviser Denver Investment Advisors LLC effective Feb. 15, 2007.